UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, N.J. 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2018 - (unaudited)

Security Description	Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES - 9.0%
Diversified Financial Services - 9.0%

Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(2)	$5,338,091	$5,261,357
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(2)(3)	1,142,301	1,142,244
Apidos CLO XVI FRS Series 2013-16A, Class A1R 2.72% (3 ML+0.98%) due 01/19/2025*(4)	7,200,000	7,197,991
Apidos CLO XXI FRS Series 2015-21A, Class A1 3.16% (3 ML+1.43%) due 07/18/2027*(4)	3,380,000	3,385,266
Apidos CLO XXII FRS Series 2015-22A, Class A1 3.24% (3 ML+1.50%) due 10/20/2027*(4)	3,000,000	3,009,336
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	1,365,000	1,359,392
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(2)	2,853,701	2,872,756
Benefit Street Partners CLO, Ltd. FRS Series 2016-9A, Class A 3.35% (3 ML+1.61%) due 07/20/2028*(4)	830,000	831,723
Canadian Pacer Auto Receivables Trust Series 2017-1A, Class A3 2.05% due 03/19/2021*	1,335,000	1,313,737
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.85% (3 ML+1.10%) due 01/25/2026*(4)	4,285,000	4,284,327
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	3,100,324	3,067,717
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	5,315,000	5,249,845
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(2)(3)	2,192,707	2,192,618
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(5)	1,020,000	1,017,450
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(2)(3)	1,277,411	1,267,508
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(2)(3)	1,953,840	1,953,799
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	2,210,000	2,187,688
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	2,015,000	2,014,794
Finance of America Structured Securities Trust VRS Series 2017-HB1, Class A 2.32% due 11/25/2027*(2)	1,081,305	1,077,305
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	83,916	83,883
First Investors Auto Owner Trust Series 2017-3A, Class A1 2.00% due 03/15/2022*	2,457,515	2,442,218
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	1,265,000	1,249,114
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	581,854
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	1,290,000	1,283,397
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	815,347
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A2A 2.55% due 08/17/2020*	4,655,000	4,649,115
KKR CLO 15, Ltd. FRS Series 15, Class A1A 3.29% (3 ML+1.56%) due 10/18/2028*(4)	2,855,000	2,869,321
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(2)(5)	15,274	15,493
Madison Park Funding XXX, Ltd. FRS Series 2018-30A, Class A 2.65% (3 ML+0.75%) due 04/15/2029*(4)	8,000,000	8,000,000
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.90% (3 ML+1.16%) due 07/23/2029*(4)	4,300,000	4,302,795
Magnetite VII, Ltd. FRS Series 2012-7A, Class A1R2 2.62% (3ML+0.80%) due 01/15/2028*(4)	5,535,000	5,526,083
Master Credit Card Trust FRS Series 2017-3, Class A 2.33% (1 ML+0.49%) due 07/22/2024*	4,730,000	4,728,578
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	1,728,785	1,716,214
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(2)	784,018	772,874
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(2)	2,089,058	2,064,624
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	1,835,000	1,807,312
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(2)	758,913	754,169
Nationstar HECM Loan Trust VRS Series 2018-1A, Class A 2.76% due 02/25/2028*(2)	1,360,142	1,360,142
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 2.85% (3 ML+1.12%) due 07/17/2025*(4)	938,306	938,035
OneMain Direct Auto Receivables Trust Series 2017-2A, Class A 2.31% due 12/14/2021*	1,960,000	1,945,589

Race Point X CLO, Ltd. FRS Series 2016-10A, Class A 3.35% (3 ML+1.60%) due 07/25/2028*(4)	5,000,000	5,010,020
Securitized Term Auto Receivables Trust Series 2016-1A, Class A3 1.52% due 03/25/2020*	3,143,239	3,124,991
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	1,130,000	1,111,429
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2043*(2)(5)	2,340,000	2,296,270
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class A 3.40% (3 ML+1.66%) due 10/20/2028*(4)	2,865,000	2,875,669
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,149,590	2,151,523
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,068,367
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.90% (3 ML+1.16%) due 10/20/2026*(4)	5,100,000	5,099,097
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(2)	1,779,743	1,751,229
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(2)	3,025,010	2,981,097
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(2)	1,517,951	1,509,655
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,717,052
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,683,596	1,699,037
Voya CLO, Ltd. FRS Series 2014-4A, Class A1R 2.67% (3 ML+0.95%) due 10/14/2026*(4)	7,240,000	7,236,822
Westlake Automobile Receivables Trust Series 2018-1A, Class A2A 2.24% due 12/15/2020*	4,910,000	4,892,478

Total Asset Backed Securities (cost $143,756,214)		143,117,746

U.S. CORPORATE BONDS & NOTES - 15.7%
Airlines - 0.1%

Southwest Airlines Co. Pass Through Trust Pass-Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,564,762	1,681,020

Applications Software - 0.3%

Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	3,736,273
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,500,000	1,480,004

		5,216,277

Auto-Cars/Light Trucks - 0.8%

Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	188,428
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,838,215
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	214,197
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,576,344
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	4,890,961
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	786,619

		12,494,764

Banks-Commercial - 0.2%

Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	444,819
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,132,552
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	858,127

		3,435,498

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,752,888
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	4,250,000	3,995,481
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,459,949

		8,208,318

Banks-Super Regional - 1.0%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,042,752
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	494,860
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	2,945,496
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,666,890
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	722,782

Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	2,770,000	2,731,572
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	590,059
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	4,946,143

		15,140,554

Brewery - 0.8%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,103,748
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,255,509
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,593,004
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	2,040,000	2,054,318
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	400,000	408,107

		12,414,686

Building-Heavy Construction - 0.3%

SBA Tower Trust Mtg. Notes 3.16% due 10/10/2045*	3,665,000	3,603,318
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,496,167

		5,099,485

Cable/Satellite TV - 0.2%

Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,625,443
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	674,000	639,057
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	207,220

		3,471,720

Cellular Telecom - 0.2%

Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,521,138

Computers - 0.3%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,001,211
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,035,236
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,832,531

		4,868,978

Diversified Banking Institutions - 2.1%

Bank of America Corp. Senior Notes 3.00% due 12/20/2023*	1,547,000	1,517,386
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,180,508
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,264,517
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	2,912,156
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	1,035,000	999,145
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	1,997,501
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,514,405
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,245,038
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,000,000
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,075,938
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,275,592
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,200,000	4,111,014
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,178,324

		33,271,524

E-Commerce/Products - 0.3%

Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	1,250,000	1,212,880
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,525,000	3,904,931

		5,117,811

Electric-Distribution - 0.3%

Entergy Louisiana LLC Collateral Trust Bonds 3.12% due 09/01/2027	1,675,000	1,612,349
Oglethorpe Power Corp. 1st. Mtg. Notes 5.25% due 09/01/2050	3,200,000	3,507,735

		5,120,084

Electric-Integrated - 1.7%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	622,039
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,563,127

Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,332,837
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,069,377
Georgia Power Co. Senior Notes 5.95% due 02/01/2039	985,000	1,231,428
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	395,401
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047*	100,000	92,602
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	106,000	102,473
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	105,000	108,384
Pacific Gas & Electric Co. Senior Notes 5.13% due 11/15/2043	695,000	750,653
Pacific Gas & Electric Co. Senior Notes 5.40% due 01/15/2040	2,750,000	3,125,866
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	2,437,000	2,802,539
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	605,000	721,128
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/2039	110,000	134,131
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	125,000	153,753
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	750,000	747,253
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	269,923
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	187,563
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,347,521
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	2,857,526
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	862,475
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,701,020

		26,179,019

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 2.40% due 09/15/2023	5,040,000	4,827,425

Finance-Commercial - 0.5%

Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,226,454

Gas-Distribution - 0.6%

Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	655,000	627,648
Dominion Gas Holdings LLC Senior Notes 4.60% due 12/15/2044	1,382,000	1,447,927
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,300,823
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,394,230

		8,770,628

Insurance-Life/Health - 0.4%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	5,900,579
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	1,000,000	1,102,152

		7,002,731

Insurance-Multi-line - 0.6%

Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,103,854
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,760,960
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	946,787
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,299,075

		9,110,676

Insurance-Mutual - 0.4%

New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,581,889
Northwestern Mutual Life Insurance Co. Sub. Notes 3.85% due 09/30/2047*	1,000,000	942,330

		5,524,219

Insurance-Property/Casualty - 0.0%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	500,000	499,451

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	2,000,000	1,968,731

Machinery-Construction & Mining - 0.1%

Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,105,472

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,066,772
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,699,296
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	429,997

		3,196,065

Medical Labs & Testing Services - 0.5%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	4,674,401
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,765,978

		7,440,379

Medical-Drugs - 0.6%

Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	351,929
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,681,997
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,583,187
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,852,877
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,727,347

		10,197,337

Medical-HMO - 0.2%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	469,159
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,367,012
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,180,044

		3,016,215

Medical-Hospitals - 0.8%

Ascension Health Notes 4.85% due 11/15/2053	125,000	146,754
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	258,891
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,232,000	1,242,779
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	740,000	771,417
Mercy Health Sec. Notes 3.56% due 08/01/2027	4,000,000	3,935,810
Orlando Health Obligated Group Notes 3.78% due 10/01/2028	820,000	823,969
Orlando Health Obligated Group Notes 4.09% due 10/01/2048	295,000	295,721
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	960,000	948,161
SSM Health Care Corp. Senior Bonds 3.82% due 06/01/2027	3,785,000	3,842,320
Stanford Health Care Notes 3.80% due 11/15/2048	615,000	616,225

		12,882,047

Multimedia - 0.0%

NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	200,000	202,388

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	250,057

Schools - 0.4%

Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,020,576

Semiconductor Components-Integrated Circuits - 0.2%

QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	3,215,000	3,178,334

Special Purpose Entity - 0.1%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,755,150	1,994,544

Transport-Services - 0.5%

Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,597,210	1,709,015
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,527,316

		7,236,331

Water - 0.1%

American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,186,859

Total U.S. Corporate Bonds & Notes (cost $249,614,708)		248,077,795

FOREIGN CORPORATE BONDS & NOTES - 10.7%
Banks-Commercial - 5.6%

Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,495,171
Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	3,937,344
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	2,993,363

Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,109,988
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,252,972
BPCE SA Sub. Notes 5.70% due 10/22/2023*	10,075,000	10,790,940
Canadian Imperial Bank of Commerce FRS Senior Notes 2.87% (3 ML+0.72%) due 06/16/2022	2,845,000	2,862,646
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	851,515
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,196,228
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,650,168
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,743,629
ING Groep NV Senior Notes 3.15% due 03/29/2022	635,000	626,400
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,028,681
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	626,981
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,052,060
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	9,345,000	8,994,563
Nordea Bank AB FRS Senior Notes 2.92% (3 ML+0.62%) due 09/30/2019*	8,000,000	8,036,676
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,025,182
Santander UK PLC Senior Notes 2.50% due 03/14/2019	3,600,000	3,587,498
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,124,012
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	4,924,390
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	3,933,334

		88,843,741

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	624,395
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/2040	530,000	634,616

		1,259,011

Diversified Banking Institutions - 1.9%

BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	2,200,000	2,156,399
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	1,958,757
BNP Paribas SA Senior Notes 3.50% due 11/16/2027*	4,700,000	4,490,566
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	2,940,000	2,808,998
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	1,155,000	1,119,557
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,657,653
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,305,818
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,188,087
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	370,000	369,748
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	4,763,722
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,955,000	1,933,415

		29,752,720

Diversified Manufacturing Operations - 0.3%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	4,485,000	4,428,720

E-Commerce/Products - 0.4%

Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	486,620
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,400,000	3,226,957
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	2,110,000	2,093,721

		5,807,298

Electric-Distribution - 0.5%

State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	1,995,824
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	3,015,000	2,935,861

State Grid Overseas Investment, Ltd. Company Guar. Notes 3.50% due 05/04/2027*	2,760,000	2,661,082

		7,592,767

Internet Application Software - 0.1%

Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	2,240,000	2,157,522

Investment Management/Advisor Services - 0.2%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	2,980,630

Oil Companies-Exploration & Production - 0.5%

Sinopec Group Overseas Development, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,575,624
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 3.00% due 04/12/2022*	3,020,000	2,949,374

		8,524,998

Oil Companies-Integrated - 1.0%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	685,740
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	925,000	926,740
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	417,378
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,152,705
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	2,265,000	2,243,696
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,704,561
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	322,450
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	204,388
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	178,492
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	470,621
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,247,250
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	829,786
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	2,995,891

		15,379,698

Real Estate Investment Trusts - 0.1%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,365,919

Total Foreign Corporate Bonds & Notes (cost $171,001,355)		169,093,024

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Banks-Export/Import - 0.2%

Japan Bank for International Cooperation Government Guar. Notes 2.25% due 02/24/2020	2,776,000	2,752,547

Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,524,173

Sovereign - 1.5%

Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,709,325
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	3,440,000	3,309,982
State of Israel Senior Bonds 3.25% due 01/17/2028	2,790,000	2,715,719
State of Qatar Senior Bonds 2.38% due 06/02/2021*	11,060,000	10,696,126
State of Qatar Senior Notes 5.25% due 01/20/2020*	4,540,000	4,704,893

		23,136,045

Total Foreign Government Obligations (cost $29,170,173)		29,412,765

MUNICIPAL BONDS & NOTES - 2.7%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	1,975,000	2,122,216
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	1,475,000	2,200,803
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	220,000	234,498
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	3,585,000	4,730,372
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	191,326
Kansas Development Finance Authority Revenue Bonds Series H 4.93% due 04/15/2045	2,350,000	2,586,010
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	1,020,000	1,099,244

Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,609,387
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,635,000	2,030,981
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	2,150,000	3,154,480
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,060,820
Port Authority of New York & New Jersey Revenue Bonds Series 192 4.81% due 10/15/2065	1,255,000	1,478,151
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,151,801
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	1,215,000	1,176,059
State of California General Obligation Bonds 7.35% due 11/01/2039	2,830,000	4,137,149
State of California General Obligation Bonds 7.55% due 04/01/2039	460,000	700,433
State of Connecticut General Obligation Bonds 2.99% due 01/15/2023	4,275,000	4,183,515
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,833,400
University of California Revenue Bonds 5.77% due 05/15/2043	1,925,000	2,455,761
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	1,920,452

Total Municipal Bonds & Notes (cost $39,109,388)		43,056,858

U.S. GOVERNMENT AGENCIES - 34.2%
Federal Home Loan Mtg. Corp. - 17.8%

2.50% due 10/01/2031	7,225,959	7,080,052
3.00% due 06/01/2046	10,427,400	10,184,116
3.00% due 09/01/2046	33,055,008	32,283,436
3.00% due 10/01/2046	2,415,000	2,358,255
3.00% due 11/01/2046	35,698,838	34,897,385
3.00% due 12/01/2046	57,152,629	55,820,999
3.00% due 01/01/2047	459,425	448,647
3.00% due 02/01/2047	2,599,749	2,538,627
3.00% due April 15 TBA	34,600,000	34,529,613
3.50% due 08/01/2047	30,269,236	30,366,140
3.50% due April 15 TBA	3,000,000	3,058,125
3.50% due April 30 TBA	43,000,000	43,100,328
4.00% due 09/01/2026	736,525	766,449
4.00% due 12/01/2040	5,300,317	5,487,178
5.50% due April 30 TBA	2,000,000	2,170,000
6.00% due 12/01/2039	260,521	289,995
7.50% due 05/01/2027	998	1,119
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K713, Class B 3.16% due 04/25/2046*(2)(5)	485,000	486,397
Series 2013-K712, Class B 3.36% due 05/25/2045*(2)(5)	780,000	784,474
Series 2010-K7, Class B 5.50% due 04/25/2020*(2)(5)	1,115,000	1,167,835
Federal Home Loan Mtg. Corp. REMIC Series 4654, Class KA 3.00% due 06/15/2045(3)	8,586,186	8,547,335
Series 4758, Class CA 3.00% due 07/15/2047(3)	5,965,647	5,925,193

		282,291,698

Federal National Mtg. Assoc. - 12.6%

2.00% due 09/01/2031	453,997	433,953
2.00% due 11/01/2031	527,753	504,444
2.00% due 12/01/2031	1,626,902	1,555,063
2.47% due 05/01/2025	3,397,025	3,296,953
2.50% due 03/01/2030	7,414,083	7,291,472
2.50% due April 30 TBA	1,800,000	1,696,388
2.68% due 05/01/2025	6,000,000	5,879,213
2.81% due 07/01/2025	6,000,000	5,926,000
2.98% due 07/01/2022	6,918,491	6,945,700
2.99% due 10/01/2025	2,131,767	2,124,895
3.00% due 05/01/2027	672,516	675,711
3.00% due 06/01/2027	367,860	369,607
3.00% due 08/01/2027	218,355	219,295
3.00% due 10/01/2046	24,368,245	23,833,884
3.00% due April 15 TBA	2,000,000	1,997,396
3.01% due 12/01/2024	3,777,494	3,785,171
3.09% due 10/01/2025	1,029,213	1,032,465
3.12% due 05/01/2033	2,766,800	2,730,155
3.33% due 07/01/2022	5,294,000	5,416,305
3.50% due April 15 TBA	7,350,000	7,493,429
3.50% due April 30 TBA	25,600,000	25,653,499
4.00% due 09/01/2026	5,509,130	5,668,327
4.00% due 01/01/2046	8,943,775	9,184,502
4.00% due 02/01/2046	9,603,690	9,862,180
4.00% due April 30 TBA	9,000,000	9,235,756
4.50% due 11/01/2026	881,943	918,383
4.50% due 01/01/2027	830,525	865,878
4.50% due 05/01/2039	39,547	41,796
4.50% due 06/01/2039	68,925	72,193
4.50% due 08/01/2039	10,591	11,198
4.50% due 11/01/2040	753,006	791,108
4.50% due 12/01/2040	307,057	324,799
4.50% due 07/01/2041	420,153	441,757
4.50% due 06/01/2043	223,458	235,234
4.50% due 10/01/2043	216,452	226,714
4.50% due 11/01/2043	74,466	78,222
5.00% due April 30 TBA	24,000,000	25,635,000
5.50% due 03/01/2038	673,098	735,303
5.50% due 06/01/2038	38,317	41,861
5.50% due 08/01/2038	43,148	47,172
5.50% due 09/01/2039	22,928	25,073
5.50% due 05/01/2040	1,935	2,103
5.50% due 06/01/2040	10,272	11,268
5.50% due April 30 TBA	11,700,000	12,714,610
6.50% due 02/01/2038	69,540	78,156
6.50% due 10/01/2039	77,579	87,082

Federal National Mtg. Assoc. REMIC FRS Series 2017-M13, Class FA 1.99% (1 ML+0.40%) due 10/25/2024(5)	2,205,971	2,207,978
Series 2017-M5, Class FA 2.08% (1 ML+0.49%) due 04/25/2024(5)	1,067,157	1,071,335
Federal National Mtg. Assoc. REMIC VRS Series 2015-M12, Class A2 2.79% due 05/25/2025(2)(5)	10,285,000	10,113,255

		199,589,241

Government National Mtg. Assoc. - 3.1%

4.00% due 02/15/2041	1,013,783	1,047,401
4.00% due 09/15/2041	777,125	803,370
4.00% due 02/15/2042	12,389	12,748
4.00% due 08/15/2042	145,389	151,875
4.00% due April 30 TBA	25,650,000	26,364,894
4.50% due 05/15/2040	588,818	622,373
4.50% due 06/15/2040	761,413	804,813
4.50% due 07/15/2040	1,354,049	1,432,313
4.50% due 05/15/2042	165,100	174,247
4.50% due April 30 TBA	3,025,000	3,142,063
5.00% due 07/15/2033	1,142,798	1,227,371
5.00% due 10/15/2033	69,394	74,132
5.00% due 11/15/2033	10,542	11,295
5.00% due 12/15/2033	23,755	25,208
5.00% due 01/15/2034	122,683	130,496
5.00% due 02/15/2034	62,376	65,750
5.00% due 03/15/2034	4,890	5,155
5.00% due 05/15/2034	9,473	10,232
5.00% due 06/15/2035	6,799	7,303
5.00% due 09/15/2035	90,991	98,232
5.00% due 11/15/2035	23,674	25,195
5.00% due 12/15/2035	19,348	20,650
5.00% due 02/15/2036	10,807	11,416
5.00% due 03/15/2036	9,839	10,372
5.00% due 09/15/2036	4,365	4,641
5.00% due 05/15/2038	9,117	9,601
5.00% due 07/15/2038	129,064	138,393
5.00% due 08/15/2038	30,153	32,389
5.00% due 11/15/2038	78,946	84,818
5.00% due 12/15/2038	307,355	330,232
5.00% due 06/15/2039	390,962	419,931
5.00% due 08/15/2039	103,481	111,199
5.00% due 07/15/2040	44,052	46,442
5.00% due 04/15/2041	249,409	267,959
5.50% due 10/15/2032	1,302	1,417
5.50% due 02/15/2033	62,339	67,802
5.50% due 05/15/2033	49,856	54,840
5.50% due 06/15/2033	64,214	70,589
5.50% due 07/15/2033	11,947	13,097
5.50% due 08/15/2033	7,281	7,916
5.50% due 09/15/2033	4,298	4,736
5.50% due 11/15/2033	126,081	138,269
5.50% due 01/15/2034	15,868	17,487
5.50% due 02/15/2034	53,227	58,309
5.50% due 03/15/2034	517,548	564,006
5.50% due 04/15/2034	21,703	23,973
5.50% due 05/15/2034	43,267	48,050
5.50% due 06/15/2034	11,317	12,336
5.50% due 07/15/2034	18,663	20,317
5.50% due 08/15/2034	15,377	16,777
5.50% due 09/15/2034	152,021	165,369
5.50% due 10/15/2034	162,908	177,215
5.50% due 04/15/2036	46,159	50,407
6.00% due 03/15/2028	7,189	8,000
6.00% due 06/15/2028	12,555	13,972
6.00% due 08/15/2028	25,430	28,299
6.00% due 09/15/2028	31,621	35,189
6.00% due 10/15/2028	10,394	11,567
6.00% due 12/15/2028	42,205	47,022
6.00% due 04/15/2029	2,112	2,350
6.00% due 01/15/2032	6,619	7,367
6.00% due 02/15/2032	242	269
6.00% due 07/15/2032	8,048	8,957
6.00% due 09/15/2032	11,727	13,050
6.00% due 10/15/2032	181,116	203,886
6.00% due 11/15/2032	8,434	9,385
6.00% due 01/15/2033	2,337	2,600
6.00% due 02/15/2033	9,004	10,185
6.00% due 03/15/2033	26,502	29,866
6.00% due 04/15/2033	45,659	50,811
6.00% due 05/15/2033	79,028	87,945
6.00% due 12/15/2033	21,773	24,470
6.00% due 08/15/2034	3,473	3,872
6.00% due 09/15/2034	75,795	84,347
6.00% due 10/15/2034	46,212	51,990
6.00% due 05/15/2036	20,503	23,002
6.00% due 06/15/2036	222,221	250,660
6.00% due 07/15/2036	2,923,407	3,279,727
6.00% due 08/15/2036	76,676	85,973
6.00% due 12/15/2036	161,077	180,622
6.00% due 02/15/2037	59,699	66,980
6.00% due 08/15/2037	48,006	53,422
6.00% due 01/15/2038	231,960	260,933
6.00% due 03/15/2038	140,441	156,288
6.00% due 07/15/2038	90,766	101,007
6.00% due 08/15/2038	238,541	265,686
6.00% due 09/15/2038	425,857	475,652
6.00% due 10/15/2038	525,762	589,001
6.00% due 11/15/2038	188,892	210,205
6.00% due 12/15/2038	182,471	203,063
6.00% due 01/15/2039	144,799	162,542
6.00% due 02/15/2039	117,291	130,545
6.00% due 04/15/2039	114,637	127,571
6.00% due 12/15/2039	121,075	134,736
6.00% due 03/15/2040	197,707	220,016
6.00% due 04/15/2040	50,116	55,771
6.00% due 06/15/2041	172,603	192,078
6.50% due 06/15/2023	2,512	2,810
6.50% due 07/15/2023	12,857	14,381
6.50% due 08/15/2023	1,532	1,713
6.50% due 10/15/2023	7,156	8,003
6.50% due 11/15/2023	12,351	13,815
6.50% due 12/15/2023	37,406	41,841
6.50% due 02/15/2027	1,268	1,419
6.50% due 12/15/2027	1,607	1,797
6.50% due 01/15/2028	16,578	18,544
6.50% due 02/15/2028	7,198	8,051
6.50% due 03/15/2028	22,844	25,552
6.50% due 04/15/2028	11,637	13,015
6.50% due 05/15/2028	38,901	43,514
6.50% due 06/15/2028	66,847	74,775
6.50% due 07/15/2028	55,228	61,778
6.50% due 08/15/2028	33,899	37,917
6.50% due 09/15/2028	49,692	55,586
6.50% due 10/15/2028	42,500	47,542
6.50% due 11/15/2028	45,686	51,104
6.50% due 12/15/2028	40,706	45,542
6.50% due 01/15/2029	869	972

6.50% due 02/15/2029	9,516	10,644
6.50% due 03/15/2029	15,852	17,731
6.50% due 04/15/2029	6,989	7,817
6.50% due 05/15/2029	55,864	62,487
6.50% due 06/15/2029	6,458	7,224
6.50% due 03/15/2031	3,054	3,416
6.50% due 04/15/2031	654	743
6.50% due 05/15/2031	59,536	66,616
6.50% due 06/15/2031	40,998	45,859
6.50% due 07/15/2031	120,733	135,048
6.50% due 08/15/2031	26,310	29,429
6.50% due 09/15/2031	77,950	87,192
6.50% due 10/15/2031	33,183	37,285
6.50% due 11/15/2031	36,974	41,357
6.50% due 01/15/2032	114,112	127,641
6.50% due 02/15/2032	45,455	50,845
6.50% due 04/15/2032	12,467	13,945
6.50% due 05/15/2032	22,953	25,674
7.00% due 11/15/2031	23,554	26,095
7.00% due 03/15/2032	17,085	19,370
7.00% due 01/15/2033	22,973	26,299
7.00% due 05/15/2033	61,084	69,692
7.00% due 07/15/2033	44,570	50,368
7.00% due 11/15/2033	61,235	69,923
8.00% due 10/15/2029	381	382
8.00% due 12/15/2029	2,843	2,852
8.00% due 01/15/2030	15,534	16,095
8.00% due 03/15/2030	118	118
8.00% due 04/15/2030	16,669	16,857
8.00% due 08/15/2030	1,573	1,578
8.00% due 09/15/2030	19,924	20,390
8.00% due 11/15/2030	1,672	1,755
8.00% due 12/15/2030	623	627
8.00% due 02/15/2031	35,912	38,340
8.00% due 03/15/2031	10,269	10,358
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	46,628	50,720
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	272,712	307,839
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	114,226	132,775

		49,401,357

Sovereign Agency - 0.7%

Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,362,966
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	9,139,096

		11,502,062

Total U.S. Government Agencies (cost $545,959,897)		542,784,358

U.S. GOVERNMENT TREASURIES - 26.8%
United States Treasury Bonds - 6.4%

2.50% due 02/15/2045	10,270,000	9,377,393
2.50% due 05/15/2046(1)	915,000	832,078
2.75% due 08/15/2047	5,415,000	5,175,344
2.75% due 11/15/2047	19,215,000	18,369,090
2.88% due 05/15/2043	31,130,000	30,684,938
2.88% due 08/15/2045	6,205,000	6,093,504
3.00% due 11/15/2044	1,790,000	1,801,887
3.00% due 02/15/2047	10,225,000	10,279,320
3.00% due 05/15/2047	1,295,000	1,301,323
3.38% due 05/15/2044	2,895,000	3,113,369
3.63% due 02/15/2044	13,550,000	15,182,881

		102,211,127

United States Treasury Notes - 20.4%

0.38% due 01/15/2027 TIPS(6)	46,608,000	45,422,800
1.25% due 11/30/2018	6,800,000	6,765,734
1.25% due 04/30/2019	21,790,000	21,578,909
1.25% due 03/31/2021	11,200,000	10,829,000
1.38% due 09/30/2018	2,700,000	2,692,617
1.38% due 02/29/2020	4,730,000	4,649,627
1.38% due 03/31/2020	28,050,000	27,543,785
1.38% due 09/30/2020	5,000,000	4,880,664
1.50% due 03/31/2023	25,900,000	24,605,000
1.63% due 06/30/2020	41,800,000	41,153,406
1.75% due 06/30/2022	18,000,000	17,445,234
1.88% due 06/30/2020	32,000,000	31,678,750
1.88% due 03/31/2022	4,550,000	4,441,049
1.88% due 04/30/2022	24,875,000	24,259,927
1.88% due 07/31/2022	4,000,000	3,892,656
2.00% due 11/30/2020	10,400,000	10,300,469
2.13% due 12/31/2022	24,530,000	24,057,606
2.25% due 08/15/2027	6,745,000	6,467,296
2.25% due 11/15/2027	10,460,000	10,019,536

		322,684,065

Total U.S. Government Treasuries (cost $429,819,837)		424,895,192

Total Long-Term Investment Securities (cost $1,608,431,572)		1,600,437,738

REPURCHASE AGREEMENTS - 11.4%
Bank of America Securities LLC Joint Repurchase Agreement(7)	48,330,000	48,330,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	28,420,000	28,420,000
BNP Paribas SA Joint Repurchase Agreement(7)	48,320,000	48,320,000
Deutsche Bank AG Joint Repurchase Agreement(7)	37,660,000	37,660,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	18,760,000	18,760,000

Total Repurchase Agreements (cost $181,490,000)		181,490,000

TOTAL INVESTMENTS (cost $1,789,921,572)	112.4%	1,781,927,738
Liabilities in excess of other assets	(12.4)	(197,224,895)

NET ASSETS	100.0%	$1,584,702,843

FORWARD SALES CONTRACTS - (0.55)%
U.S. Government Agencies - (0.55)%
Federal National Mtg. Assoc. - (0.45)%

4.00% due April 15 TBA	(5,400,000)	$(5,552,204)
4.50% due April 30 TBA	(1,520,000)	(1,591,577)

		(7,143,781)

Government National Mtg. Assoc. - (0.10)%
4.00% due April 30 TBA	(1,500,000)	(1,542,598)

Total Forward Sales Contracts (proceeds ($8,670,866))		$(8,686,379)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $325,772,914 representing 20.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)	Commercial Mortgage Backed Security
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.

CLO  -  Collateralized Loan Obligation

REMIC  -  Real Estate Mortgage Investment Conduit

STRIPS  -  Separate trading of registered interest and principal of securities

TBA  -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS  -  Treasury Inflation Protected Securities

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates on FRS and VRS are the current interest rates at March 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notational Basis*	Notational Value*	Unrealized Appreciation (Depreciation)
559	Short	U.S. Treasury 10 Year Notes	June 2018	$67,309,219	$67,717,610	$(408,391)
88	Short	U.S. 10 Year Ultra Futures	June 2018	11,262,750	11,427,625	(164,875)

						$(573,266)

*	Notational basis refers to the contractual amount agreed upon at inception of the open contract; notational value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$143,117,746	$—	$143,117,746
U.S. Corporate Bonds & Notes	—	248,077,795	—	248,077,795
Foreign Corporate Bonds & Notes	—	169,093,024	—	169,093,024
Foreign Government Obligations	—	29,412,765	—	29,412,765
Municipal Bonds & Notes	—	43,056,858	—	43,056,858
U.S. Government Agencies	—	542,784,358	—	542,784,358
U.S. Government Treasuries	—	424,895,192	—	424,895,192
Repurchase Agreements	—	181,490,000	—	181,490,000

Total Investments at Value	$—	$1,781,927,738	$—	$1,781,927,738

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$573,266	$—	$—	$573,266

Forward Sales Contracts:
U.S. Government Agencies	$—	$8,686,379	$—	$8,686,379

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 55.7%
Aerospace/Defense - 0.7%

Boeing Co.	1,898	$622,316
Northrop Grumman Corp.	1,810	631,907

		1,254,223

Agricultural Chemicals - 0.2%

Incitec Pivot, Ltd. ADR	106,846	292,758

Airlines - 0.7%

Alaska Air Group, Inc.	10,696	662,724
Copa Holdings SA, Class A	2,000	257,260
Delta Air Lines, Inc.	6,205	340,096
Hawaiian Holdings, Inc.	1,331	51,510

		1,311,590

Apparel Manufacturers - 0.2%

VF Corp.	4,757	352,589

Applications Software - 1.3%

Microsoft Corp.	19,461	1,776,206
Red Hat, Inc.†	3,777	564,699

		2,340,905

Auction Houses/Art Dealers - 0.2%

Ritchie Bros. Auctioneers, Inc.	14,000	440,580

Auto-Cars/Light Trucks - 0.4%

Nissan Motor Co., Ltd. ADR	40,000	827,000

Auto-Heavy Duty Trucks - 0.3%

New Flyer Industries, Inc.	2,485	112,952
PACCAR, Inc.	6,195	409,923

		522,875

Auto/Truck Parts & Equipment-Original - 1.2%

Adient PLC	1,445	86,353
Autoliv, Inc.	8,581	1,252,311
Linamar Corp.	499	27,260
Magna International, Inc.	14,523	818,371

		2,184,295

Banks-Commercial - 1.9%

Banco Bilbao Vizcaya Argentaria SA ADR	74,000	584,600
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	15,931	114,225
Bank of Nova Scotia	8,126	501,374
Bank of the Ozarks	2,213	106,822
BOK Financial Corp.	479	47,416
Cullen/Frost Bankers, Inc.	6,053	642,042
East West Bancorp, Inc.	12,960	810,519
Hope Bancorp, Inc.	2,685	48,840
ING Groep NV ADR	34,000	575,620
PacWest Bancorp	1,995	98,812
Washington Trust Bancorp, Inc.	820	44,075

		3,574,345

Banks-Super Regional - 1.3%

PNC Financial Services Group, Inc.	11,875	1,795,975
SunTrust Banks, Inc.	2,385	162,275
US Bancorp	10,573	533,937

		2,492,187

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	7,503	447,029

Beverages-Non-alcoholic - 1.0%

Coca-Cola Co.	4,728	205,337
Dr Pepper Snapple Group, Inc.	8,227	973,912
PepsiCo, Inc.	6,880	750,952

		1,930,201

Beverages-Wine/Spirits - 0.2%

Diageo PLC ADR	3,250	440,115

Brewery - 0.4%

Ambev SA ADR	100,000	727,000

Building & Construction Products-Misc. - 0.3%

James Hardie Industries PLC ADR	36,434	651,440

Cable/Satellite TV - 0.3%

Comcast Corp., Class A	15,423	527,004

Cellular Telecom - 0.4%

T-Mobile US, Inc.†	10,306	629,078
Telstra Corp., Ltd. ADR	15,000	180,900

		809,978

Chemicals-Diversified - 0.7%

Akzo Nobel NV ADR	4,000	126,640
Croda International PLC ADR	16,000	534,560
DowDuPont, Inc.	2,550	162,461
FMC Corp.	2,492	190,812
Huntsman Corp.	1,899	55,546
PPG Industries, Inc.	1,394	155,570

		1,225,589

Chemicals-Specialty - 1.2%

Albemarle Corp.	7,839	726,989
Givaudan SA ADR	9,000	411,120
H.B. Fuller Co.	24,044	1,195,708

		2,333,817

Coal - 0.0%

Alliance Resource Partners LP	2,091	36,906

Coatings/Paint - 0.0%

RPM International, Inc.	864	41,187

Commercial Services - 0.1%

RELX PLC ADR	12,000	250,680

Commercial Services-Finance - 0.3%

Experian PLC ADR	24,000	520,800
Travelport Worldwide, Ltd.	6,552	107,060

		627,860

Computer Services - 0.1%

Accenture PLC, Class A	969	148,741
Leidos Holdings, Inc.	1,177	76,976

		225,717

Computer Software - 0.1%

j2 Global, Inc.	1,273	100,465

Computers - 1.2%

Apple, Inc.	12,983	2,178,288

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	367	41,361

Cosmetics & Toiletries - 0.4%

Procter & Gamble Co.	4,732	375,153
Unilever NV	6,500	366,535

		741,688

Data Processing/Management - 0.4%

Broadridge Financial Solutions, Inc.	442	48,483
Fair Isaac Corp.†	3,061	518,442
Fidelity National Information Services, Inc.	2,231	214,845

		781,770

Diagnostic Equipment - 0.3%

Thermo Fisher Scientific, Inc.	3,049	629,496

Disposable Medical Products - 0.1%

STERIS PLC	1,018	95,040

Distribution/Wholesale - 0.6%

KAR Auction Services, Inc.	19,238	1,042,700

Diversified Banking Institutions - 1.5%

BNP Paribas SA ADR	15,000	558,675
JPMorgan Chase & Co.	19,743	2,171,138

		2,729,813

Diversified Manufacturing Operations - 0.8%

3M Co.	2,385	523,555
Crane Co.	628	58,241
Parker-Hannifin Corp.	1,956	334,535
Siemens AG ADR	8,500	543,320

		1,459,651

E-Commerce/Products - 0.6%

Amazon.com, Inc.†	836	1,209,976

E-Commerce/Services - 0.4%

Booking Holdings, Inc.†	363	755,182

Electric Products-Misc. - 0.2%

Littelfuse, Inc.	1,473	306,649

Electric-Distribution - 0.2%

Sempra Energy	2,870	319,201

Electric-Integrated - 2.1%

ALLETE, Inc.	773	55,849
Alliant Energy Corp.	1,470	60,064
CLP Holdings, Ltd. ADR	40,000	413,400
Eversource Energy	12,532	738,385
Fortis, Inc.	719	24,281
Great Plains Energy, Inc.	2,273	72,259
NextEra Energy, Inc.	8,619	1,407,741
PNM Resources, Inc.	562	21,497
WEC Energy Group, Inc.	11,814	740,738
Xcel Energy, Inc.	7,701	350,241

		3,884,455

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	315	18,563

Electronic Components-Semiconductors - 1.1%

Broadcom, Ltd.	1,385	326,375
Microchip Technology, Inc.	18,657	1,704,504

		2,030,879

Electronic Connectors - 0.2%

TE Connectivity, Ltd.	4,000	399,600

Electronic Forms - 0.3%

Adobe Systems, Inc.†	2,789	602,647

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc.†	5,129	395,036

Enterprise Software/Service - 1.1%

Black Knight, Inc.†	27,464	1,293,554
SAP SE ADR	6,723	706,991

		2,000,545

Environmental Monitoring & Detection - 0.0%

MSA Safety, Inc.	494	41,120

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	330	14,866

Finance-Credit Card - 0.9%

Discover Financial Services	24,577	1,767,824

Finance-Mortgage Loan/Banker - 0.9%

FNF Group	44,034	1,762,241

Finance-Other Services - 0.8%

BGC Partners, Inc., Class A	6,455	86,820
Deutsche Boerse AG ADR	53,000	722,390
Hong Kong Exchanges & Clearing, Ltd. ADR	21,500	707,995

		1,517,205

Financial Guarantee Insurance - 0.0%

Assured Guaranty, Ltd.	1,683	60,925

Food-Dairy Products - 0.3%

Danone SA ADR	30,000	487,800

Food-Meat Products - 0.5%

Hormel Foods Corp.	5,715	196,139
Tyson Foods, Inc., Class A	10,289	753,052

		949,191

Food-Misc./Diversified - 0.5%

B&G Foods, Inc.	6,925	164,123
Ingredion, Inc.	369	47,571
Kraft Heinz Co.	4,018	250,281
Orkla ASA ADR	41,000	443,415

		905,390

Food-Retail - 0.2%

Kroger Co.	17,540	419,908

Gas-Distribution - 0.3%

Rubis SCA ADR	35,000	479,500
Vectren Corp.	732	46,789

		526,289

Golf - 0.0%

Acushnet Holdings Corp.	2,692	62,158

Housewares - 0.1%

Tupperware Brands Corp.	2,279	110,258

Human Resources - 0.4%

Adecco Group AG ADR	19,640	697,907

Industrial Automated/Robotic - 0.0%

Nordson Corp.	411	56,036

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,434	228,049

Instruments-Controls - 0.2%

Honeywell International, Inc.	1,924	278,037

Insurance Brokers - 0.0%

Arthur J. Gallagher & Co.	741	50,929

Insurance-Multi-line - 0.8%

Allstate Corp.	4,285	406,218
Chubb, Ltd.	7,359	1,006,490

		1,412,708

Insurance-Property/Casualty - 0.5%

Beazley PLC	4,571	36,774
Fairfax Financial Holdings, Ltd.	466	237,194
James River Group Holdings, Ltd.	1,749	62,037
Markel Corp.†	369	431,822
XL Group, Ltd.	1,500	82,890

		850,717

Insurance-Reinsurance - 0.4%

Swiss Re AG ADR	29,713	757,236

Internet Content-Entertainment - 0.3%

Facebook, Inc., Class A†	3,142	502,060

Investment Companies - 0.2%

Oaktree Capital Group LLC	7,182	284,407

Investment Management/Advisor Services - 0.3%

BlackRock, Inc.	1,055	571,515

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	4,834	434,818

Machinery-Farming - 0.2%

Deere & Co.	1,792	278,333

Machinery-General Industrial - 0.0%

Albany International Corp., Class A	345	21,631
IDEX Corp.	158	22,517

		44,148

Medical Instruments - 1.3%

Edwards Lifesciences Corp.†	5,170	721,318
Medtronic PLC	15,150	1,215,333
Teleflex, Inc.	2,026	516,590

		2,453,241

Medical Products - 1.2%

Abbott Laboratories	6,536	391,637
Becton Dickinson and Co.	1,628	352,788
Sonova Holding AG ADR	20,500	652,720
Varian Medical Systems, Inc.†	7,493	919,016

		2,316,161

Medical-Biomedical/Gene - 0.1%

CSL, Ltd. ADR	4,000	241,360

Medical-Drugs - 3.0%

GlaxoSmithKline PLC ADR	13,958	545,339
Johnson & Johnson	2,517	322,553
Merck & Co., Inc.	19,278	1,050,073
Novartis AG ADR	9,073	733,552
Novo Nordisk A/S ADR	11,000	541,750
Pfizer, Inc.	35,662	1,265,644
Roche Holding AG ADR	42,097	1,205,027

		5,663,938

Medical-HMO - 0.4%

UnitedHealth Group, Inc.	3,320	710,480

Medical-Hospitals - 0.2%

Universal Health Services, Inc., Class B	3,801	450,076

Multimedia - 0.0%

Walt Disney Co.	823	82,662

Networking Products - 0.4%

Cisco Systems, Inc.	17,184	737,022

Non-Hazardous Waste Disposal - 0.5%

Waste Connections, Inc.	13,513	969,423

Office Furnishings-Original - 0.1%

HNI Corp.	5,149	185,827

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	2,888	306,850

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	1,349	89,789

Oil Companies-Exploration & Production - 1.6%

Cimarex Energy Co.	16,038	1,499,553
Linn Energy, Inc.†	8,077	310,480
Occidental Petroleum Corp.	4,105	266,661
Vermilion Energy, Inc.(NYSE)	2,465	79,478
Vermilion Energy, Inc.(TSX)	19,000	613,320
W&T Offshore, Inc.†	50,000	221,500

		2,990,992

Oil Companies-Integrated - 0.9%

Chevron Corp.	2,275	259,441
Exxon Mobil Corp.	3,025	225,695
Royal Dutch Shell PLC, Class B ADR	19,269	1,262,698

		1,747,834

Oil Refining & Marketing - 1.1%

HollyFrontier Corp.	7,236	353,551
Marathon Petroleum Corp.	8,663	633,352
Valero Energy Corp.	12,535	1,162,872

		2,149,775

Pipelines - 0.4%

EnLink Midstream Partners LP	5,650	77,179
Enterprise Products Partners LP	19,931	487,911
Phillips 66 Partners LP	451	21,549
Targa Resources Corp.	1,561	68,684

		655,323

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc.	173	21,068

Private Equity - 0.3%

KKR & Co. LP	25,169	510,931

Radio - 0.3%

Entercom Communications Corp., Class A	4,978	48,038
Sirius XM Holdings, Inc.	89,411	557,924

		605,962

Real Estate Investment Trusts - 2.4%

Agree Realty Corp.	498	23,924

Alexandria Real Estate Equities, Inc.	8,037	1,003,741
American Tower Corp.	5,361	779,168
Annaly Capital Management, Inc.	31,688	330,506
Digital Realty Trust, Inc.	7,061	744,088
EastGroup Properties, Inc.	250	20,665
EPR Properties	1,617	89,582
Gramercy Property Trust	4,159	90,375
Host Hotels & Resorts, Inc.	8,307	154,842
Medical Properties Trust, Inc.	7,584	98,592
National Health Investors, Inc.	360	24,224
Omega Healthcare Investors, Inc.	13,639	368,799
Pebblebrook Hotel Trust	594	20,404
Ramco-Gershenson Properties Trust	2,768	34,212
Simon Property Group, Inc.	2,299	354,851
Tanger Factory Outlet Centers, Inc.	15,673	344,806

		4,482,779

Real Estate Management/Services - 0.4%

Daito Trust Construction Co., Ltd. ADR	17,000	726,750

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	6,365	296,609

Retail-Apparel/Shoe - 0.3%

lululemon athletica, Inc.†	5,831	519,659

Retail-Catalog Shopping - 0.0%

MSC Industrial Direct Co., Inc., Class A	142	13,023

Retail-Discount - 0.2%

Costco Wholesale Corp.	1,876	353,495

Retail-Major Department Stores - 0.0%

Nordstrom, Inc.	314	15,201

Retail-Restaurants - 0.3%

Chipotle Mexican Grill, Inc.†	653	210,991
Starbucks Corp.	5,538	320,595

		531,586

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	35,000	770,700

Satellite Telecom - 0.1%

Inmarsat PLC ADR	54,900	273,951

Savings & Loans/Thrifts - 0.2%

Washington Federal, Inc.	12,998	449,731

Security Services - 0.3%

Secom Co., Ltd. ADR	33,000	615,120

Semiconductor Components-Integrated Circuits - 0.6%

Maxim Integrated Products, Inc.	3,274	197,160
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,420	937,339

		1,134,499

Semiconductor Equipment - 0.1%

Applied Materials, Inc.	3,338	185,626
MKS Instruments, Inc.	476	55,050

		240,676

Soap & Cleaning Preparation - 0.3%

Reckitt Benckiser Group PLC ADR	29,000	488,070

SupraNational Banks - 0.4%

Banco Latinoamericano de Comercio Exterior SA, Class E	24,309	692,806

Telecom Services - 0.5%

BCE, Inc.	21,961	945,201
Consolidated Communications Holdings, Inc.	2,411	26,425

		971,626

Telephone-Integrated - 0.2%

Verizon Communications, Inc.	7,713	368,836

Television - 0.3%

Nexstar Media Group, Inc., Class A	7,964	529,606
Sinclair Broadcast Group, Inc., Class A	2,226	69,674

		599,280

Tobacco - 0.1%

Imperial Brands PLC ADR	6,000	207,900

Tools-Hand Held - 0.5%

Snap-on, Inc.	5,867	865,617

Toys - 0.9%

Hasbro, Inc.	19,916	1,678,919

Transport-Marine - 0.2%

Kirby Corp.†	4,452	342,581

Transport-Rail - 0.2%

Union Pacific Corp.	2,465	331,370

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	6,493	411,007
United Parcel Service, Inc., Class B	1,095	114,603

		525,610

Venture Capital - 0.0%

Hercules Capital, Inc.	1,360	16,456

Web Portals/ISP - 0.6%

Alphabet, Inc., Class A†	1,036	1,074,477

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	7,328	262,196

Total Common Stocks
(cost $89,719,667)		104,401,187

EXCHANGE-TRADED FUNDS - 4.8%

iShares MSCI Emerging Markets ETF	103,652	5,004,319
Vanguard Global ex-U.S. Real Estate ETF	65,500	3,990,260

Total Exchange-Traded Funds
(cost $7,511,144)		8,994,579

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.8%
Banks-Super Regional - 0.3%

PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	250,000	271,375
Wells Fargo & Co. FRS Series K 5.89 (3 ML+3.77%) due 06/15/2018(1)	250,000	253,585

		524,960

Diversified Banking Institutions - 0.3%

Bank of America Corp. Series M 8.13% due 05/15/2018(1)	500,000	502,000

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. 8.88% due 06/15/2068	250,000	252,187

Insurance-Multi-line - 0.1%

Hartford Financial Services Group, Inc. 8.13% due 06/15/2068	250,000	252,500

Total Preferred Securities/Capital Securities
(cost $1,466,568)		1,531,647

ASSET BACKED SECURITIES - 4.6%
Diversified Financial Services - 4.6%

ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	95,824	92,524
Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	248,363
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	188,828	188,559
AmeriCredit Automobile Receivables Trust Series 2016-3, Class C 2.24% due 04/08/2022	140,000	137,415
Capital Auto Receivables Asset Trust Series 2018-1, Class A2A 2.54% due 10/20/2020*	250,000	250,005
CFCRE Commercial Mtg. Trust Series 2016-C7, Class A3 3.84% due 12/10/2054(3)	200,000	202,746
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(4)	271,298	282,007
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.78% due 06/10/2047(2)(3)	250,000	250,898
Countrywide Home Loan Mtg. Pass Through Trust Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(4)	65	66
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	19,783	19,719
CPS Auto Receivables Trust Series 2015-A, Class B 2.79% due 02/16/2021*	218,475	218,601
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 2.83% (1 ML+0.96%) due 05/25/2034(4)	6,911	6,878
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(2)(4)	93,380	92,057
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	243,027
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(3)	300,875	294,103
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(3)	200,000	195,400
GS Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(3)	230,000	240,194
GS Mtg. Securities Trust VRS Series 2014-GC24, Class C 4.53% due 09/10/2047(2)(3)	100,000	100,556
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 4.86% due 04/10/2047(2)(3)	200,000	192,103
GS Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.40% due 08/10/2044*(2)(3)	300,000	292,615
JP Morgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(4)	196,749	194,677
JP Morgan Mtg.Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(4)	75,972	76,221
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(4)	225,257	225,292
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.87% due 08/25/2047*(2)(4)	191,378	185,139
KeyCorp. Student Loan Trust FRS Series 2004-A, Class 2B 2.29% (3 ML+0.53%) due 01/27/2042	94,856	94,924
KeyCorp. Student Loan Trust FRS Series 2006-A, Class 2A4 2.60% (3 ML+0.31%) due 09/27/2035	119,496	119,519

MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	115,780	114,219
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(4)	94,924	98,166
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.56% due 08/25/2055*(2)(4)	85,690	92,119
PFS Financing Corp. FRS Series 2015-AA, Class A 2.40% (1 ML+0.62%) due 04/15/2020*	250,000	249,851
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(4)	4,623	4,620
Santander Drive Auto Receivables Trust Series 2015-1, Class C 2.57% due 04/15/2021	152,609	152,609
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(4)	112,835	107,131
Sequoia Mtg. Trust VRS Series 2017-5, Class A19 3.50% due 08/25/2047*(2)(4)	91,399	89,982
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(4)	89,802	89,469
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 2.32% (3 ML+0.20%) due 12/15/2039	147,034	144,780
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 2.67% (3 ML+0.55%) due 12/16/2030	153,216	152,787
SMB Private Education Loan Trust FRS Series 2016-C, Class A1 2.33% (1 ML+0.55%) due 11/15/2023*	76,652	76,698
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	250,000	263,750
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(3)	200,000	197,258
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	250,000	247,522
Wells Fargo Commercial Mtg. Trust VRS Series 2016-LC25, Class B 4.44% due 12/15/2059(2)(3)	300,000	305,003
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31, Class C 4.61% due 11/15/2048(2)(3)	300,000	304,213
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 2.71% (1 ML+0.84%) due 10/25/2034	1,445	1,445
Westlake Automobile Receivables Trust Series 2017-2A, Class A2A 1.80% due 07/15/2020*	239,025	238,072
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class D 3.91% due 09/15/2057*(2)(3)	160,000	126,966
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.00% due 06/15/2046*(2)(3)	300,000	272,135
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(2)(3)	300,000	295,330
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.38% due 10/15/2057(2)(3)	300,000	306,736
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(2)(3)	300,000	293,774

Total Asset Backed Securities
(cost $8,831,226)		8,668,243

U.S. CORPORATE BONDS & NOTES - 20.4%
Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	246,800

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp. Senior Notes 1.90% due 05/04/2020	250,000	244,945

Airlines - 0.4%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	261,708	272,176
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	121,082	128,323
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	386,281	411,389

		811,888

Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	220,447

Auto-Cars/Light Trucks - 0.4%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	230,748
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	255,492
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	248,781

		735,021

Banks-Commercial - 0.4%

KeyBank NA Senior Notes 1.70% due 06/01/2018	250,000	249,652
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	244,855
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	238,396

		732,903

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	470,056
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	248,493

		718,549

Banks-Super Regional - 0.9%

SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	488,993
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	247,988
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	248,538
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	250,611
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	247,614
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	243,945

		1,727,689

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	245,497

Brewery - 0.3%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	529,032

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	241,999
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	281,075

		523,074

Casino Hotels - 0.2%

Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	263,750

Cellular Telecom - 0.4%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	255,000
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	522,500

		777,500

Chemicals-Diversified - 0.3%

Westlake Chemical Corp. Company Guar. Notes 3.60% due 07/15/2022	218,000	217,814
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	250,000	241,424

		459,238

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	248,544

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	241,827
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	244,282

		486,109

Containers-Paper/Plastic - 0.4%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	510,625

Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	277,500

		788,125

Diversified Banking Institutions - 2.0%

Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	244,795
Bank of America Corp. FRS Senior Notes 2.90% (3 ML+1.16%) due 01/20/2023	250,000	253,140
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	245,629
Citigroup, Inc. FRS Senior Notes 3.44% (3 ML+1.43%) due 09/01/2023	200,000	204,875
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	505,919
Goldman Sachs Group, Inc. FRS Senior Notes 2.86% (3 ML+1.11%) due 04/26/2022	250,000	252,160
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	529,567
JPMorgan Chase & Co. FRS Senior Notes 3.54% (3 ML+1.38%) due 05/01/2028	250,000	244,336
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	249,401
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	257,257
Morgan Stanley FRS Senior Notes 3.14% (3 ML+1.40%) due 04/21/2021	250,000	256,417
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	252,328
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	288,739

		3,784,563

Diversified Manufacturing Operations - 0.1%

General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	144,000	150,998

E-Commerce/Products - 0.4%

Amazon.com, Inc. Senior Notes 2.40% due 02/22/2023*	250,000	241,424
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047*	500,000	500,403

		741,827

Electric-Generation - 0.1%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	90,227	94,879

Electric-Integrated - 1.6%

Black Hills Corp. Senior Notes 2.50% due 01/11/2019	250,000	249,812
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	492,386
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	199,633
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	587,768
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	250,616
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	865,000
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	251,568

		2,896,783

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	577,386

Electronic Components-Misc. - 0.2%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	266,920

Enterprise Software/Service - 0.4%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	241,364
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	243,859
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	250,020

		735,243

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	252,500

Finance-Investment Banker/Broker - 0.3%

Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	255,658
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	250,140

		505,798

Finance-Other Services - 0.1%

GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	250,000	247,097

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	248,901

Gas-Distribution - 0.2%

NiSource, Inc. Senior Notes 6.25% due 12/15/2040	250,000	314,928

Home Decoration Products - 0.1%

Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	250,000	247,504

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	533,750

Independent Power Producers - 0.2%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(5)(10)	500,000	402,500

Insurance-Mutual - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	249,261
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	248,354

		497,615

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	248,634
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	530,507

		779,141

Medical Labs & Testing Services - 0.1%

Roche Holdings, Inc. FRS Company Guar. Notes 2.64% (3 ML+0.34%) due 09/30/2019*	250,000	250,820

Medical-Biomedical/Gene - 0.8%

Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	248,424
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	255,473
Celgene Corp. Senior Notes 3.45% due 11/15/2027	500,000	473,969
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	249,331
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	260,507

		1,487,704

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	244,205

Medical-Hospitals - 0.6%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	517,500
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	521,250

		1,038,750

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	266,696
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	246,875

		513,571

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	521,400

Oil & Gas Drilling - 0.4%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	470,000
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	208,125

		678,125

Oil Companies-Exploration & Production - 0.3%

W&T Offshore, Inc. Sec. Notes 10.00% due 06/15/2021*(6)	161,787	134,283
W&T Offshore, Inc. Sec. Notes 10.75% due 05/15/2020*(6)	180,624	173,399
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	252,495

		560,177

Oil Refining & Marketing - 0.1%

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	259,940

Oil-Field Services - 0.3%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	500,625

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	500,000	502,130

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	763,125

Pipelines - 1.4%

Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	239,276
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	249,479
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	287,585
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	594,671
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	496,875
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	495,946
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	254,041

		2,617,873

Real Estate Investment Trusts - 1.3%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	199,085
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	260,440
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	261,662
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	255,445
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	259,792
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	253,816
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	495,817
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	257,980
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	247,802

		2,491,839

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	259,161

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(7)(8)	125,000	0

Steel-Specialty - 0.4%

Allegheny Technologies, Inc. Senior Notes 6.38% due 08/15/2023	750,000	815,625

Storage/Warehousing - 0.3%

Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	515,000

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	536,044

Telephone-Integrated - 0.1%

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	257,500

Web Hosting/Design - 0.1%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	253,750

Total U.S. Corporate Bonds & Notes
(cost $37,838,785)		38,104,808

FOREIGN CORPORATE BONDS & NOTES - 1.5%
Banks-Commercial - 0.1%

ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	246,614

Diversified Banking Institutions - 0.1%

UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	250,000	246,991

Diversified Financial Services - 0.2%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	413,000	403,897

Electric-Integrated - 0.2%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	252,378

Medical-Generic Drugs - 0.1%

Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	244,745

Oil Companies-Integrated - 0.7%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	764,722
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	490,259

		1,254,981

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	204,375

Total Foreign Corporate Bonds & Notes
(cost $2,877,881)		2,853,981

U.S. GOVERNMENT AGENCIES - 9.5%
Federal Home Loan Mtg. Corp. - 2.4%

3.00% due 04/01/2035	57,000	56,810
3.00% due 09/01/2035	72,870	72,627
3.00% due 10/01/2042	308,564	303,327
3.00% due 05/01/2043	127,949	125,786
3.00% due 07/01/2045	161,613	158,323
3.00% due 01/01/2047	111,602	109,419
3.50% due 07/01/2042	113,894	114,758
3.50% due 10/01/2042	113,333	114,192
3.50% due 08/01/2043	186,562	187,977
3.50% due 02/01/2044	177,008	178,390
3.50% due 08/01/2045	224,769	226,604
3.50% due 07/01/2046	84,238	84,926
3.50% due 01/01/2047	228,491	230,135
4.00% due 10/01/2045	203,840	211,222
4.00% due 08/01/2047	213,955	221,708
4.50% due 11/01/2043	116,491	123,971
5.00% due 01/01/2034	54,434	58,723
5.00% due 04/01/2035	48,258	52,045
6.00% due 05/01/2031	11,163	12,574
6.00% due 09/01/2032	6,021	6,687
7.50% due 12/01/2030	13,222	13,679
7.50% due 01/01/2031	18,659	20,065
7.50% due 02/01/2031	1,926	2,139
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust REMIC Series K074, Class A2 3.60% due 01/25/2028(3)	60,000	61,647
Federal Home Loan Mtg. Corp. REMIC VRS Series 4503, Class SA 1.51% due 02/15/2042(2)(4)(9)	493,139	24,312
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ 2.50% due 11/15/2032(4)	112,336	108,223
Series 4033, Class ED 2.50% due 10/15/2036(4)	153,399	152,277
Series 4097, Class HI 3.00% due 08/15/2027(4)(9)	745,983	74,010
Series 4579, Class BA 3.00% due 01/15/2043(4)	119,217	118,813
Series 4121, Class HI 3.50% due 10/15/2027(4)(9)	580,658	60,268
Series 4343, Class DI 3.50% due 08/15/2040(4)(9)	322,423	38,381
Series 4121, Class UI 3.50% due 10/15/2042(4)(9)	430,569	91,130
Series 4650, Class CA 3.50% due 05/15/2043(4)	47,177	47,893
Series 4673, Class NT 3.50% due 09/15/2043(4)	120,000	120,048
Series 3924, Class LB 4.00% due 05/15/2039(4)	200,000	205,618
Series 4135, Class DI 4.00% due 11/15/2042(4)(9)	260,336	45,535
Series 2015-4440, ClassZX 4.00% due 01/15/2045(4)	113,103	118,688
Series 4463, Class ZA 4.00% due 04/15/2045(4)	56,176	58,805

Series 4648, Class E 3.50% due 08/15/2043(4)	81,686	82,166
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042	104,508	109,455
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K058, Class A 2.65% due 08/25/2026(3)	120,000	115,302
Series K071, Class A2 3.29% due 11/25/2027(3)	100,000	100,150
Series K072, Class A 3.44% due 12/25/2027(3)	60,000	60,817

		4,479,625

Federal National Mtg. Assoc. - 5.7%

1.25% due 05/06/2021	500,000	481,952
2.00% due 01/05/2022	500,000	489,830
2.00% due 01/01/2031	73,466	70,684
2.38% due 01/19/2023	250,000	246,858
2.50% due 06/01/2027	128,575	127,004
2.50% due 08/01/2028	147,396	145,506
2.50% due 09/01/2028	179,320	177,020
3.00% due 04/01/2027	39,815	40,004
3.00% due 05/01/2029	53,208	53,338
3.00% due 03/01/2030	112,205	112,479
3.00% due 08/01/2031	163,694	163,904
3.00% due 10/01/2042	115,349	113,571
3.00% due 11/01/2042	190,554	187,615
3.00% due 12/01/2042	271,199	267,014
3.00% due 02/01/2043	103,057	101,515
3.00% due 04/01/2043	158,237	154,137
3.00% due 06/01/2043	190,193	187,260
3.00% due 08/01/2043	152,415	150,066
3.00% due 07/01/2046	225,583	220,646
3.00% due 12/01/2046	322,742	315,956
3.50% due 08/01/2031	81,924	83,785
3.50% due 01/01/2036	174,453	177,707
3.50% due 09/01/2042	120,998	122,138
3.50% due 11/01/2042	165,201	166,758
3.50% due 02/01/2043	60,226	60,794
3.50% due 05/01/2043	133,624	134,786
3.50% due 11/01/2044	139,131	140,345
3.50% due 03/01/2045	136,650	137,442
3.50% due 06/01/2045	74,895	75,544
3.50% due 09/01/2045	75,177	75,632
3.50% due 11/01/2045	165,933	167,177
3.50% due 03/01/2046	107,339	108,262
3.50% due 04/01/2046	167,883	169,326
3.50% due 03/01/2047	163,702	165,146
3.50% due 10/01/2047	195,138	196,326
4.00% due 09/01/2040	152,235	157,515
4.00% due 12/01/2040	120,422	124,825
4.00% due 08/01/2043	284,092	294,410
4.00% due 10/01/2043	57,473	59,493
4.00% due 04/01/2044	257,945	267,356
4.00% due 08/01/2044	130,654	135,421
4.00% due 10/01/2044	176,571	182,014
4.00% due 12/01/2044	105,019	108,908
4.00% due 09/01/2045	80,528	83,528
4.00% due 05/01/2046	200,135	207,291
4.00% due 07/01/2047	94,495	98,042
4.00% due 10/01/2047	97,626	101,161
4.50% due 03/01/2041	186,037	196,767
4.50% due 09/01/2043	360,594	383,686
4.50% due 12/01/2044	167,413	178,149
4.50% due 11/01/2045	184,834	196,220
5.00% due 02/01/2040	135,494	147,845
5.00% due 07/01/2041	165,490	180,529
5.00% due 02/01/2044	155,329	169,493
6.00% due 08/01/2018	21	24
6.00% due 05/01/2031	5,262	5,887
6.00% due 04/01/2032	9,417	10,472
6.50% due 06/01/2019	1,020	1,139
6.50% due 09/01/2024	10,231	11,417
6.50% due 09/01/2025	2,351	2,624
6.50% due 11/01/2025	3,336	3,723
6.50% due 05/01/2026	9,728	10,856
6.50% due 11/01/2027	145	162
6.50% due 01/01/2032	3,144	3,509
7.00% due 05/01/2029	4,274	4,776
7.00% due 09/01/2029	5,047	5,118
7.00% due 01/01/2031	1,937	2,030
7.50% due 01/01/2031	5,318	5,632
7.50% due 02/01/2031	1,362	1,395
Federal National Mtg. Assoc. REMIC VRS
Series 2016-30, Class AS 1.43% due 05/25/2046(2)(4)(9)	613,666	24,563
Series 2015-22, Class AS 1.46% due 04/25/2045(2)(4)(9)	462,479	21,943
Series 2016-40, Class KS 1.48% due 07/25/2056(2)(4)(9)	579,338	27,710
Series 2015-38, Class AS 1.52% due 06/25/2045(2)(4)(9)	471,762	25,766
Series 2015-91, Class AS 1.54% due 12/25/2045(2)(4)(9)	1,786,002	84,188
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD 2.00% due 02/25/2040(4)	43,595	42,256
Series 2013-2, Class BI 2.50% due 02/25/2028(4)(9)	423,365	32,922
Series 2017-54, Class IO 3.00% due 07/25/2032(4)(9)	367,024	48,262
Series 2016-92, Class A 3.00% due 04/25/2042(4)	91,143	89,681
Series 2016-100, Class DA 3.00% due 02/25/2043(4)	68,788	68,271
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	221,259	220,345
Series 2016-30, Class IL 3.50% due 04/25/2034(4)(9)	798,164	108,554
Series 2016-4, Class LI 3.50% due 02/25/2036(4)(9)	481,178	79,483
Series 2015-20, Class EH 3.50% due 11/25/2042(4)	200,000	205,083

Series 2017-66, Class C 3.50% due 08/25/2045(4)	60,000	58,986
Series 2015-12, Class BY 4.00% due 03/25/2045(4)	100,000	106,290
Series 2017-22, Class DZ 4.00% due 04/25/2047(4)	72,852	76,610
Series 2015-18, Class IA 4.50% due 04/25/2045(4)(9)	407,596	98,708
Series 2002-16, Class TM 7.00% due 04/25/2032(4)	73,409	82,230

		10,630,795

Government National Mtg. Assoc. - 1.4%
3.00% due 11/15/2042	251,658	248,928
3.00% due 02/15/2043	182,942	180,953
3.50% due 09/15/2042	142,631	144,806
3.50% due 05/15/2043	72,509	73,612
3.50% due 09/20/2045	135,898	137,564
3.50% due 06/20/2046	174,883	176,934
4.00% due 10/20/2044	155,853	161,281
4.50% due 05/15/2039	42,660	45,116
5.50% due 07/20/2033	82,722	91,131
6.00% due 07/20/2033	57,005	64,247
6.50% due 12/15/2023	8,244	9,222
6.50% due 03/20/2027	463	466
6.50% due 04/20/2027	6,529	6,755
7.00% due 12/15/2022	1,725	1,728
7.00% due 05/15/2023	387	388
7.00% due 12/15/2023	1,961	2,102
7.00% due 04/15/2028	9,380	9,595
7.50% due 08/15/2030	12,386	12,588
7.50% due 09/15/2030	4,020	4,147
7.50% due 11/15/2030	16,778	17,620
7.50% due 01/15/2031	9,784	10,842
Government National Mtg. Assoc. REMIC VRS
Series 2017-157, Class IO 0.57% due 12/16/2059(2)(3)(9)	993,798	59,349
Series 2015-136, Class IO 0.66% due 08/16/2055(2)(3)(9)	866,995	44,808
Series 2013-101, Class IO 0.67% due 10/16/2054(2)(3)(9)	2,241,242	73,288
Series 2013-57, Class IO 0.73% due 06/16/2054(2)(3)(9)	2,370,293	75,137
Series 2013-30, Class IO 0.80% due 09/16/2053(2)(3)(9)	1,364,032	57,780
Series 2012-139, Class IO 0.81% due 02/16/2053(2)(3)(9)	3,418,841	167,611
Series 2014-69, Class WI 0.82% due 09/20/2037(2)(4)(9)	996,890	37,650
Series 2014-135, Class IO 0.83% due 01/16/2056(2)(3)(9)	708,883	33,986
Series 2013-80, Class IO 0.84% due 03/16/2052(2)(3)(9)	1,394,360	78,411
Series 2013-68, Class IO 0.88% due 02/16/2046(2)(3)(9)	1,079,329	47,106
Series 2013-40, Class IO 0.89% due 06/16/2054(2)(3)(9)	1,107,282	45,283
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH 2.60% due 05/16/2059(3)	98,924	94,037
Series 2017-190, Class AD 2.60% due 03/16/2060(3)	99,625	94,712
Series 2017-56, Class NZ 3.00% due 04/20/2047(4)	51,393	44,839
Series 2015-63, Class ZB 3.25% due 05/20/2045(4)	88,124	88,232
Series 2012-3, Class LA 3.50% due 03/20/2038(4)	65,730	66,532
Series 2017-45, Class KI 4.00% due 10/20/2043(4)(9)	730,460	107,411
Series 2016-81, Class IN 4.00% due 04/20/2046(4)(9)	259,906	54,630

		2,670,827

Total U.S. Government Agencies
(cost $18,613,568)		17,781,247

U.S. GOVERNMENT TREASURIES - 0.8%
United States Treasury Bonds - 0.6%
2.25% due 08/15/2046	250,000	215,342
3.00% due 11/15/2044	250,000	251,660
4.25% due 11/15/2040	165,000	201,442
4.50% due 02/15/2036	50,000	61,783
5.25% due 11/15/2028	140,000	172,008
6.25% due 08/15/2023	80,000	94,678

		996,913

United States Treasury Notes - 0.2%
1.88% due 08/31/2022	250,000	243,154
2.13% due 12/31/2022	80,000	78,460
3.13% due 05/15/2021	100,000	102,078

		423,692

Total U.S. Government Treasuries
(cost $1,505,214)		1,420,605

LOANS(11)(12)(13) - 0.4%
Computer Software - 0.3%
Ivanti Software, Inc. FRS 2nd Lien 10.75% (1 ML+9.00%) due 01/20/2025	500,000	479,500

Pipelines - 0.1%
BCP Renaissance Parent LLC FRS BTL-B 5.78% (3 ML+4.50%) due 10/31/2024	250,000	251,375

Total Loans
(cost $742,412)		730,875

Total Long-Term Investment Securities
(cost $169,106,465)		184,487,172

REPURCHASE AGREEMENTS - 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 03/29/2018, to be repurchased 04/02/2018 in the amount of $2,480,077 collateralized by $2,595,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2024 and having an approximate value of $2,532,987 (cost $2,480,000)	$2,480,000	2,480,000

TOTAL INVESTMENTS
(cost $171,586,465)	99.8%	186,967,172
Other assets less liabilities	0.2	334,911

NET ASSETS	100.0%	$187,302,083

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $9,334,542 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Security in default of interest
(6)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(7)	Securities classified as Level 3 (see Note 2).
(8)	Illiquid security. At March 31, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.
(9)	Interest Only
(10)	Company has filed for bankruptcy protection.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

ADR  -  American Depositary Receipt

ETF  -  Exchange-Traded Fund

NYSE  -  New York Stock Exchange

REMIC  -  Real Estate Mortgage Investment Conduit

STRIPS  -  Separate trading of registered interest and principal of securities

TSX  -  Toronto Stock Exchange

ULC  -  Unlimited Liability Corp.

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2018 and unless noted otherwise, the dates are the original maturity dates

Index Legend

1 ML  -  1 Month USD LIBOR

3 ML  -  3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$104,364,413	$36,774	**	$—	$104,401,187
Exchange-Traded Funds	8,994,579	—		—	8,994,579
Preferred Securities/Capital Securities	—	1,531,647		—	1,531,647
Asset Backed Securities	—	8,668,243		—	8,668,243
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—		0	0
Other Industries	—	38,104,808		—	38,104,808
Foreign Corporate Bonds & Notes	—	2,853,981		—	2,853,981
U.S. Government Agencies	—	17,781,247		—	17,781,247
U.S. Government Treasuries	—	1,420,605		—	1,420,605
Loans	—	730,875		—	730,875
Repurchase Agreements	—	2,480,000		—	2,480,000

Total Investments at Value	$113,358,992	$73,608,180		$0	$186,967,172

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.6%
Aerospace/Defense - 1.8%

Boeing Co.	11,080	$3,632,910

Airlines - 0.6%

United Continental Holdings, Inc.†	16,838	1,169,736

Apparel Manufacturers - 2.1%

Under Armour, Inc., Class A†	24,063	393,430
Under Armour, Inc., Class C†	84,967	1,219,276
VF Corp.	35,614	2,639,710

		4,252,416

Applications Software - 4.0%

Microsoft Corp.	50,415	4,601,377
salesforce.com, Inc.†	15,673	1,822,770
ServiceNow, Inc.†	10,042	1,661,449

		8,085,596

Athletic Footwear - 1.7%

NIKE, Inc., Class B	53,679	3,566,433

Banks-Commercial - 0.7%

SVB Financial Group†	5,778	1,386,778

Banks-Super Regional - 3.8%

Capital One Financial Corp.	25,144	2,409,298
Fifth Third Bancorp	35,474	1,126,299
PNC Financial Services Group, Inc.	28,332	4,284,932

		7,820,529

Beverages-Non-alcoholic - 1.3%

Monster Beverage Corp.†	46,411	2,655,173

Building & Construction Products-Misc. - 0.8%

Fortune Brands Home & Security, Inc.	29,181	1,718,469

Cable/Satellite TV - 1.5%

Comcast Corp., Class A	90,228	3,083,091

Chemicals-Diversified - 2.3%

DowDuPont, Inc.	36,180	2,305,028
PPG Industries, Inc.	20,816	2,323,065

		4,628,093

Coatings/Paint - 0.6%

Sherwin-Williams Co.	3,356	1,315,955

Commercial Services-Finance - 3.1%

Equifax, Inc.	8,881	1,046,271
FleetCor Technologies, Inc.†	8,981	1,818,652
Global Payments, Inc.	18,557	2,069,477
IHS Markit, Ltd.†	26,904	1,297,849

		6,232,249

Computer Software - 0.7%

SS&C Technologies Holdings, Inc.	24,735	1,326,785

Computers - 2.7%

Apple, Inc.	32,905	5,520,801

Computers-Memory Devices - 1.1%

NetApp, Inc.	35,624	2,197,645

Cosmetics & Toiletries - 2.2%

Colgate-Palmolive Co.	26,072	1,868,841
Estee Lauder Cos., Inc., Class A	17,413	2,607,074

		4,475,915

Diagnostic Equipment - 2.0%

Danaher Corp.	15,587	1,526,123
Thermo Fisher Scientific, Inc.	12,574	2,596,028

		4,122,151

Diversified Banking Institutions - 6.8%

Bank of America Corp.	196,740	5,900,233
JPMorgan Chase & Co.	55,068	6,055,828
Morgan Stanley	37,476	2,022,205

		13,978,266

Diversified Manufacturing Operations - 1.9%

Eaton Corp. PLC	23,460	1,874,688
Illinois Tool Works, Inc.	12,633	1,979,086

		3,853,774

E-Commerce/Products - 3.6%

Amazon.com, Inc.†	3,768	5,453,577
eBay, Inc.†	46,562	1,873,655

		7,327,232

E-Commerce/Services - 1.6%

Booking Holdings, Inc.†	1,600	3,328,624

E-Services/Consulting - 0.6%

CDW Corp.	17,094	1,201,879

Electric Products-Misc. - 1.3%

AMETEK, Inc.	33,692	2,559,581

Electric-Integrated - 1.6%

American Electric Power Co., Inc.	22,791	1,563,235
NextEra Energy, Inc.	10,476	1,711,045

		3,274,280

Electronic Components-Semiconductors - 3.0%

IPG Photonics Corp.†	6,748	1,574,848
Micron Technology, Inc.†	33,501	1,746,742
NVIDIA Corp.	5,354	1,239,933
ON Semiconductor Corp.†	60,259	1,473,935

		6,035,458

Enterprise Software/Service - 0.8%

Workday, Inc., Class A†	12,793	1,626,118

Finance-Consumer Loans - 0.9%

Synchrony Financial	56,979	1,910,506

Finance-Credit Card - 2.9%

Mastercard, Inc., Class A	33,627	5,890,105

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.	26,520	2,088,715

Industrial Automated/Robotic - 0.8%

Nordson Corp.	12,036	1,640,988

Insurance-Life/Health - 0.6%

Athene Holding, Ltd., Class A†	26,373	1,260,893

Insurance-Multi-line - 2.8%

Allstate Corp.	27,710	2,626,908
Chubb, Ltd.	22,679	3,101,807

		5,728,715

Internet Content-Entertainment - 2.1%

Facebook, Inc., Class A†	27,468	4,389,112

Investment Management/Advisor Services - 0.9%

BlackRock, Inc.	3,267	1,769,799

Machinery-General Industrial - 0.5%

Middleby Corp.†	8,509	1,053,329

Machinery-Pumps - 0.5%

Gardner Denver Holdings, Inc.†	35,457	1,087,821

Medical Instruments - 1.8%

Boston Scientific Corp.†	55,002	1,502,655
Medtronic PLC	28,247	2,265,974

		3,768,629

Medical Labs & Testing Services - 1.0%

Laboratory Corp. of America Holdings†	12,522	2,025,433

Medical Products - 2.6%

Abbott Laboratories	37,877	2,269,590
Baxter International, Inc.	28,333	1,842,778
Hologic, Inc.†	29,447	1,100,140

		5,212,508

Medical-Biomedical/Gene - 0.5%

Seattle Genetics, Inc.†	20,629	1,079,722

Medical-Drugs - 3.9%

Allergan PLC	10,796	1,816,859
Bristol-Myers Squibb Co.	34,046	2,153,409
Eli Lilly & Co.	23,381	1,808,988
Merck & Co., Inc.	39,144	2,132,174

		7,911,430

Medical-HMO - 3.0%

Aetna, Inc.	12,276	2,074,644
UnitedHealth Group, Inc.	18,819	4,027,266

		6,101,910

Oil Companies-Exploration & Production - 3.4%

Continental Resources, Inc.†	35,260	2,078,577
EOG Resources, Inc.	20,347	2,141,929
Newfield Exploration Co.†	39,120	955,310
Pioneer Natural Resources Co.	10,511	1,805,580

		6,981,396

Oil-Field Services - 0.8%

Halliburton Co.	36,831	1,728,847

Retail-Discount - 2.4%

Costco Wholesale Corp.	13,336	2,512,903
Dollar Tree, Inc.†	25,337	2,404,481

		4,917,384

Retail-Restaurants - 0.7%

Starbucks Corp.	25,700	1,487,773

Semiconductor Equipment - 1.0%

Lam Research Corp.	9,924	2,016,160

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†(1)(2)	147	0

Telephone-Integrated - 1.8%

Verizon Communications, Inc.	78,252	3,742,011

Textile-Home Furnishings - 1.0%

Mohawk Industries, Inc.†	8,537	1,982,462

Tools-Hand Held - 0.9%

Snap-on, Inc.	12,081	1,782,431

Transport-Rail - 0.7%

Norfolk Southern Corp.	10,925	1,483,397

Transport-Truck - 0.8%

JB Hunt Transport Services, Inc.	13,057	1,529,628

Web Hosting/Design - 1.4%

GoDaddy, Inc., Class A†	48,054	2,951,477

Web Portals/ISP - 3.7%

Alphabet, Inc., Class A†	5,137	5,327,788
Alphabet, Inc., Class C†	2,257	2,328,750

		7,656,538

Total Long-Term Investment Securities
(cost $155,236,800)		201,555,056

REPURCHASE AGREEMENTS - 1.4%

Bank of America Securities LLC Joint Repurchase Agreement(3)	$785,000	785,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	455,000	455,000
BNP Paribas SA Joint Repurchase Agreement(3)	770,000	770,000
Deutsche Bank AG Joint Repurchase Agreement(3)	600,000	600,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	300,000	300,000

Total Repurchase Agreements
(cost $2,910,000)		2,910,000

TOTAL INVESTMENTS
(cost $158,146,800)	100.0%	204,465,056
Liabilities in excess of other assets	(0.0)	(22,853)

NET ASSETS	100.0%	$204,442,203

†	Non-income producing security
(1)	Illiquid security. At March 31, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 1).
(3)	See Note 2 for details of Joint Repurchase Agreements.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	201,555,056	—	—	201,555,056
Repurchase Agreements	—	2,910,000	—	2,910,000

Total Investments at Value	$201,555,056	$2,910,000	$0	$204,465,056

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Growth Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 99.4%
Aerospace/Defense - 0.6%
Lockheed Martin Corp.	6,525	$2,204,993

Agricultural Chemicals - 0.2%
Nutrien, Ltd.	19,400	916,883

Airlines - 0.6%
Delta Air Lines, Inc.	23,815	1,305,300
Southwest Airlines Co.	15,600	893,568

		2,198,868

Apparel Manufacturers - 1.7%
Carter’s, Inc.	10,940	1,138,854
Global Brands Group Holding, Ltd.†	3,504,000	198,158
Under Armour, Inc., Class A†	95,454	1,560,673
Under Armour, Inc., Class C†	88,046	1,263,460
VF Corp.	29,760	2,205,811

		6,366,956

Applications Software - 2.4%
Microsoft Corp.	51,973	4,743,575
salesforce.com, Inc.†	14,813	1,722,752
ServiceNow, Inc.†	15,433	2,553,390

		9,019,717

Athletic Footwear - 2.4%
NIKE, Inc., Class B	135,799	9,022,486

Auto-Cars/Light Trucks - 0.4%
General Motors Co.	36,482	1,325,756

Banks-Commercial - 0.4%
Bank of the Ozarks	31,500	1,520,505

Banks-Super Regional - 3.8%
Capital One Financial Corp.	18,356	1,758,872
PNC Financial Services Group, Inc.	55,883	8,451,745
Wells Fargo & Co.	70,761	3,708,584

		13,919,201

Beverages-Non-alcoholic - 3.2%
Coca-Cola Co.	126,010	5,472,614
Monster Beverage Corp.†	64,333	3,680,491
PepsiCo, Inc.	25,423	2,774,921

		11,928,026

Beverages-Wine/Spirits - 1.7%
Constellation Brands, Inc., Class A	7,416	1,690,255
Diageo PLC	135,562	4,586,074

		6,276,329

Building Products-Air & Heating - 0.3%
Lennox International, Inc.	5,936	1,213,140

Building Products-Cement - 0.3%
CRH PLC	32,665	1,106,182

Building Products-Doors & Windows - 0.6%
JELD-WEN Holding, Inc.†	26,600	814,492
Sanwa Holdings Corp.	97,300	1,255,513

		2,070,005

Cable/Satellite TV - 0.4%
Comcast Corp., Class A	40,100	1,370,217

Casino Hotels - 0.3%
Las Vegas Sands Corp.	17,907	1,287,513

Chemicals-Diversified - 0.9%
Celanese Corp., Series A	19,596	1,963,715
PPG Industries, Inc.	10,540	1,176,264

		3,139,979

Chemicals-Specialty - 0.2%
Cabot Corp.	10,700	596,204

Coatings/Paint - 0.3%
Sherwin-Williams Co.	2,810	1,101,857

Commercial Services - 1.1%
CoStar Group, Inc.†	6,702	2,430,681
Ecolab, Inc.	10,820	1,483,098

		3,913,779

Commercial Services-Finance - 2.5%
FleetCor Technologies, Inc.†	12,447	2,520,517
Global Payments, Inc.	22,060	2,460,131
IHS Markit, Ltd.†	24,008	1,158,146
PayPal Holdings, Inc.†	11,641	883,203
TransUnion†	41,692	2,367,272

		9,389,269

Computer Services - 2.3%
Accenture PLC, Class A	25,847	3,967,515
Amdocs, Ltd.	13,139	876,634
Genpact, Ltd.	111,885	3,579,201

		8,423,350

Computers - 0.5%
Apple, Inc.	10,897	1,828,299

Computers-Memory Devices - 0.6%
Western Digital Corp.	22,618	2,086,963

Consulting Services - 0.1%
Gartner, Inc.†	3,891	457,659

Containers-Metal/Glass - 0.2%
Ball Corp.	16,800	667,128

Containers-Paper/Plastic - 0.6%
Packaging Corp. of America	18,587	2,094,755

Cosmetics & Toiletries - 2.2%
Colgate-Palmolive Co.	77,083	5,525,309
Coty, Inc., Class A	71,000	1,299,300
Estee Lauder Cos., Inc., Class A	9,305	1,393,145

		8,217,754

Data Processing/Management - 0.3%
Dun & Bradstreet Corp.	8,525	997,425

Diagnostic Equipment - 0.4%
Thermo Fisher Scientific, Inc.	7,879	1,626,698

Diversified Banking Institutions - 2.0%
Citigroup, Inc.	56,559	3,817,733
JPMorgan Chase & Co.	31,298	3,441,841

		7,259,574

Diversified Manufacturing Operations - 0.6%
A.O. Smith Corp.	16,312	1,037,280
Eaton Corp. PLC	14,672	1,172,440

		2,209,720

Drug Delivery Systems - 0.2%
Nektar Therapeutics†	8,312	883,233

E-Commerce/Products - 1.7%
Alibaba Group Holding, Ltd. ADR†	9,694	1,779,237
Amazon.com, Inc.†	1,431	2,071,143

Delivery Hero AG†*	47,051	2,277,123

		6,127,503

E-Commerce/Services - 2.7%
Booking Holdings, Inc.†	1,224	2,546,397
Expedia, Inc.	28,705	3,169,319
Just Eat PLC†	189,294	1,856,526
Zillow Group, Inc., Class A†	44,616	2,409,264

		9,981,506

E-Services/Consulting - 0.7%
CDW Corp.	34,312	2,412,477

Electric-Distribution - 0.3%
Sempra Energy	10,669	1,186,606

Electric-Integrated - 1.6%
Edison International	28,054	1,785,918
Exelon Corp.	53,767	2,097,451
Iberdrola SA	132,173	972,161
OGE Energy Corp.	37,826	1,239,558

		6,095,088

Electronic Components-Misc. - 0.3%
Koninklijke Philips NV	32,400	1,241,244

Electronic Components-Semiconductors - 0.6%
NVIDIA Corp.	4,257	985,879
Silicon Motion Technology Corp. ADR	24,520	1,179,902

		2,165,781

Electronic Forms - 0.7%
Adobe Systems, Inc.†	11,363	2,455,317

Electronic Measurement Instruments - 1.0%
Agilent Technologies, Inc.	29,276	1,958,565
Keysight Technologies, Inc.†	30,760	1,611,516

		3,570,081

Enterprise Software/Service - 0.6%
Atlassian Corp. PLC, Class A†	41,064	2,214,171

Finance-Consumer Loans - 0.4%
SLM Corp.†	122,671	1,375,142

Finance-Credit Card - 3.4%
American Express Co.	69,299	6,464,211
Mastercard, Inc., Class A	16,514	2,892,592
Visa, Inc., Class A	28,060	3,356,537

		12,713,340

Finance-Investment Banker/Broker - 0.7%
TD Ameritrade Holding Corp.	45,859	2,716,229

Food-Confectionery - 0.3%
Hostess Brands, Inc.†	37,911	560,704
Simply Good Foods Co.†	35,276	484,339

		1,045,043

Food-Meat Products - 0.2%
Hormel Foods Corp.	26,800	919,776

Food-Retail - 0.8%
Kroger Co.	118,111	2,827,577

Garden Products - 0.2%
Toro Co.	13,092	817,595

Home Decoration Products - 0.4%
Newell Brands, Inc.	58,200	1,482,936

Hotels/Motels - 0.3%
Hilton Worldwide Holdings, Inc.	15,811	1,245,274

Independent Power Producers - 0.5%
NRG Energy, Inc.	63,292	1,932,305

Industrial Automated/Robotic - 0.3%
Nordson Corp.	7,795	1,062,770

Industrial Gases - 0.9%
Praxair, Inc.	23,226	3,351,512

Instruments-Controls - 0.5%
Mettler-Toledo International, Inc.†	3,156	1,814,795

Insurance Brokers - 1.7%
Arthur J. Gallagher & Co.	44,544	3,061,509
Marsh & McLennan Cos., Inc.	40,179	3,318,384

		6,379,893

Insurance-Life/Health - 0.5%
Brighthouse Financial, Inc.†	8,363	429,858
Principal Financial Group, Inc.	15,833	964,388
Unum Group	12,771	608,028

		2,002,274

Insurance-Multi-line - 3.1%
Chubb, Ltd.	53,594	7,330,051
MetLife, Inc.	88,547	4,063,422

		11,393,473

Insurance-Property/Casualty - 0.2%
Lancashire Holdings, Ltd.	95,999	781,593

Insurance-Reinsurance - 0.7%
RenaissanceRe Holdings, Ltd.	18,216	2,523,098

Internet Content-Entertainment - 0.7%
Facebook, Inc., Class A†	16,175	2,584,603

Investment Management/Advisor Services - 0.6%
BlackRock, Inc.	4,120	2,231,886

Machinery-General Industrial - 0.2%
Middleby Corp.†	5,929	733,951

Medical Instruments - 1.8%
Medtronic PLC	58,593	4,700,330
Teleflex, Inc.	7,652	1,951,107

		6,651,437

Medical Products - 1.3%
Baxter International, Inc.	56,071	3,646,858
West Pharmaceutical Services, Inc.	12,410	1,095,679

		4,742,537

Medical-Biomedical/Gene - 2.1%
Alnylam Pharmaceuticals, Inc.†	14,513	1,728,498
BeiGene, Ltd. ADR†	14,500	2,436,000
Biogen, Inc.†	3,321	909,356
Five Prime Therapeutics, Inc.†	12,900	221,622
Ionis Pharmaceuticals, Inc.†	42,679	1,881,291
Seattle Genetics, Inc.†	12,000	628,080

		7,804,847

Medical-Drugs - 3.4%
Alkermes PLC†	39,201	2,272,090

Allergan PLC	15,970	2,687,591
AstraZeneca PLC ADR	18,200	636,454
Bristol-Myers Squibb Co.	111,752	7,068,314

		12,664,449

Medical-Generic Drugs - 0.6%
Mylan NV†	52,050	2,142,898

Medical-HMO - 1.0%
Aetna, Inc.	9,913	1,675,297
UnitedHealth Group, Inc.	10,001	2,140,214

		3,815,511

Medical-Hospitals - 0.3%
Envision Healthcare Corp.†	24,076	925,241

Medical-Wholesale Drug Distribution - 2.0%
Cardinal Health, Inc.	44,626	2,797,158
McKesson Corp.	32,681	4,603,772

		7,400,930

Multimedia - 0.4%
Walt Disney Co.	13,061	1,311,847

Networking Products - 0.2%
Cisco Systems, Inc.	16,486	707,085

Non-Hazardous Waste Disposal - 0.5%
Waste Connections, Inc.	25,648	1,839,987

Office Furnishings-Original - 0.6%
Herman Miller, Inc.	37,660	1,203,237
Steelcase, Inc., Class A	85,203	1,158,761

		2,361,998

Oil Companies-Exploration & Production - 2.9%
Anadarko Petroleum Corp.	33,897	2,047,718
Canadian Natural Resources, Ltd.	48,951	1,540,488
Cimarex Energy Co.	14,619	1,366,876
Diamondback Energy, Inc.†	8,184	1,035,440
Hess Corp.	24,677	1,249,150
Laredo Petroleum, Inc.†	76,399	665,435
Lundin Petroleum AB†	16,653	420,874
Marathon Oil Corp.	59,188	954,702
Noble Energy, Inc.	15,229	461,439
Pioneer Natural Resources Co.	4,700	807,366
Southwestern Energy Co.†	62,025	268,568

		10,818,056

Oil-Field Services - 0.5%
Halliburton Co.	37,756	1,772,267

Real Estate Investment Trusts - 4.8%
American Tower Corp.	30,122	4,377,931
Brixmor Property Group, Inc.	69,174	1,054,904
Columbia Property Trust, Inc.	53,007	1,084,523
Education Realty Trust, Inc.	34,020	1,114,155
Host Hotels & Resorts, Inc.	109,313	2,037,594
Public Storage	24,779	4,965,464
Simon Property Group, Inc.	5,539	854,945
STORE Capital Corp.	73,079	1,813,821
Taubman Centers, Inc.	9,265	527,271

		17,830,608

Retail-Apparel/Shoe - 0.2%
L Brands, Inc.	16,384	626,033

Retail-Automobile - 0.5%
CarMax, Inc.†	30,460	1,886,692

Retail-Discount - 1.1%
Costco Wholesale Corp.	22,213	4,185,596

Retail-Drug Store - 0.4%
Walgreens Boots Alliance, Inc.	22,822	1,494,156

Retail-Major Department Stores - 1.6%
TJX Cos., Inc.	72,594	5,920,767

Retail-Restaurants - 1.7%
Dunkin’ Brands Group, Inc.	16,566	988,825
McDonald’s Corp.	27,259	4,262,762
Starbucks Corp.	15,170	878,191

		6,129,778

Satellite Telecom - 0.2%
SES SA FDR	41,889	567,509

Semiconductor Components-Integrated Circuits - 0.9%
Marvell Technology Group, Ltd.	42,356	889,476
QUALCOMM, Inc.	43,841	2,429,230

		3,318,706

Semiconductor Equipment - 0.5%
KLA-Tencor Corp.	15,976	1,741,544

Steel Pipe & Tube - 0.2%
Tenaris SA ADR	24,935	864,496

Steel-Producers - 0.6%
Reliance Steel & Aluminum Co.	26,983	2,313,522

Telecom Equipment-Fiber Optics - 0.2%
Acacia Communications, Inc.†	22,698	872,965

Telephone-Integrated - 0.8%
Verizon Communications, Inc.	59,496	2,845,099

Tobacco - 0.8%
British American Tobacco PLC	37,557	2,180,227
Philip Morris International, Inc.	8,300	825,020

		3,005,247

Tools-Hand Held - 0.3%
Snap-on, Inc.	8,083	1,192,566

Transport-Rail - 3.0%
Canadian National Railway Co.	68,565	5,011,123
Genesee & Wyoming, Inc., Class A†	22,978	1,626,612
Union Pacific Corp.	32,946	4,428,931

		11,066,666

Transport-Services - 0.9%
United Parcel Service, Inc., Class B	31,833	3,331,642

Web Hosting/Design - 0.6%
VeriSign, Inc.†	19,786	2,345,828

Web Portals/ISP - 1.5%
Alphabet, Inc., Class C†	3,046	3,142,832
Yandex NV, Class A†	61,292	2,417,970

		5,560,802

Total Long-Term Investment Securities (cost $323,071,758)		368,084,574

REPURCHASE AGREEMENTS - 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$610,000	610,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	355,000	355,000
BNP Paribas SA Joint Repurchase Agreement(1)	605,000	605,000
Deutsche Bank AG Joint Repurchase Agreement(1)	470,000	470,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	235,000	235,000

Total Repurchase Agreements (cost $2,275,000)		2,275,000

TOTAL INVESTMENTS (cost $325,346,758)	100.1%	370,359,574
Liabilities in excess of other assets	(0.1)	(485,963)

NET ASSETS	100.0%	$369,873,611

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $2,277,123 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$353,138,148	$14,946,426	**	$—	368,084,574
Repurchase Agreements	—	2,275,000		—	2,275,000

Total Investments at Value	$353,138,148	$17,221,426		$—	$370,359,574

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.2%
Aerospace/Defense-Equipment - 1.1%

Harris Corp.	87,863	$14,170,545

Airlines - 1.8%

JetBlue Airways Corp.†	1,159,344	23,557,870

Apparel Manufacturers - 1.3%

Under Armour, Inc., Class A†	644,596	10,539,145
Under Armour, Inc., Class C†	480,626	6,896,983

		17,436,128

Applications Software - 6.6%

Dropbox, Inc., Class A†(2)(3)	98,618	2,927,722
salesforce.com, Inc.†	360,126	41,882,654
ServiceNow, Inc.†	261,514	43,267,491

		88,077,867

Banks-Super Regional - 1.0%

SunTrust Banks, Inc.	196,694	13,383,060

Building Products-Cement - 0.9%

Vulcan Materials Co.	103,105	11,771,498

Casino Hotels - 1.6%

Melco Resorts & Entertainment, Ltd. ADR	742,324	21,512,549

Commercial Services - 2.4%

CoStar Group, Inc.†	89,236	32,364,112

Commercial Services-Finance - 3.4%

PayPal Holdings, Inc.†	595,894	45,210,478

Containers-Paper/Plastic - 0.7%

Packaging Corp. of America	82,605	9,309,583

Dental Supplies & Equipment - 1.3%

Align Technology, Inc.†	71,293	17,903,811

Diversified Banking Institutions - 1.0%

Bank of America Corp.	423,776	12,709,042

Drug Delivery Systems - 1.5%

DexCom, Inc.†	218,450	16,200,252
Nektar Therapeutics†	34,813	3,699,229

		19,899,481

E-Commerce/Products - 5.9%

Amazon.com, Inc.†	46,109	66,735,400
The Honest Co., Inc.†(1)(2)(3)	41,843	739,784
Wayfair, Inc., Class A†	166,947	11,273,931

		78,749,115

E-Commerce/Services - 1.0%

Zillow Group, Inc., Class C†	240,666	12,947,831

Electronic Components-Semiconductors - 8.7%

IPG Photonics Corp.†	61,071	14,252,750
Microchip Technology, Inc.	293,155	26,782,641
Micron Technology, Inc.†	603,475	31,465,186
NVIDIA Corp.	187,573	43,440,031

		115,940,608

Electronic Forms - 3.0%

Adobe Systems, Inc.†	185,495	40,081,760
DocuSign, Inc. CVR†(1)(2)(3)	55,398	0

		40,081,760

Enterprise Software/Service - 5.3%

Guidewire Software, Inc.†	353,091	28,540,346
Workday, Inc., Class A†	326,729	41,530,523

		70,070,869

Entertainment Software - 0.1%

DraftKings, Inc.†(1)(2)(3)	1,438,464	1,913,157

Finance-Credit Card - 1.5%

American Express Co.	212,929	19,862,017

Finance-Investment Banker/Broker - 2.4%

TD Ameritrade Holding Corp.	535,300	31,705,819

Hotels/Motels - 3.1%

Hilton Grand Vacations, Inc.†	324,616	13,964,980
Hilton Worldwide Holdings, Inc.	340,575	26,823,687

		40,788,667

Industrial Automated/Robotic - 1.1%

Rockwell Automation, Inc.	86,501	15,068,474

Internet Content-Entertainment - 6.6%

Facebook, Inc., Class A†	430,722	68,825,069
Netflix, Inc.†	62,418	18,435,156

		87,260,225

Machinery-Farming - 1.3%

Deere & Co.	108,823	16,902,388

Machinery-General Industrial - 2.1%

IDEX Corp.	128,660	18,335,337
Middleby Corp.†	78,552	9,723,952

		28,059,289

Medical Instruments - 1.3%

Edwards Lifesciences Corp.†	124,894	17,425,211

Medical Products - 2.8%

Baxter International, Inc.	397,906	25,879,806
Hologic, Inc.†	320,605	11,977,803

		37,857,609

Medical-Biomedical/Gene - 3.0%

Exact Sciences Corp.†	543,429	21,916,492
Ionis Pharmaceuticals, Inc.†	245,512	10,822,169
Sage Therapeutics, Inc.†	41,958	6,758,175

		39,496,836

Medical-Drugs - 2.0%

Bristol-Myers Squibb Co.	316,967	20,048,163
Eisai Co., Ltd.	105,697	6,735,880

		26,784,043

Oil Companies-Exploration & Production - 1.3%

EOG Resources, Inc.	117,804	12,401,227
Newfield Exploration Co.†	215,578	5,264,415

		17,665,642

Paper & Related Products - 0.9%

International Paper Co.	221,899	11,856,064

Patient Monitoring Equipment - 1.4%

Insulet Corp.†	213,121	18,473,328

Recreational Centers - 0.9%

Planet Fitness, Inc., Class A†	311,302	11,757,876

Recreational Vehicles - 1.1%

Polaris Industries, Inc.	121,843	13,953,460

Resorts/Theme Parks - 2.6%

Marriott Vacations Worldwide Corp.	104,715	13,948,038
Vail Resorts, Inc.	94,911	21,041,769

		34,989,807

Retail-Building Products - 0.9%

Floor & Decor Holdings, Inc., Class A†	223,280	11,637,354

Retail-Discount - 2.2%

Dollar Tree, Inc.†	313,729	29,772,882

Semiconductor Equipment - 1.1%

Teradyne, Inc.	321,808	14,709,844

Textile-Home Furnishings - 0.9%

Mohawk Industries, Inc.†	49,122	11,407,111

Transport-Rail - 1.0%

CSX Corp.	232,916	12,975,750

Transport-Truck - 1.1%

Knight-Swift Transportation Holdings, Inc.	304,996	14,032,866

Web Hosting/Design - 1.3%

GoDaddy, Inc., Class A†	287,012	17,628,277

Web Portals/ISP - 5.7%

Alphabet, Inc., Class C†	73,944	76,294,680

Total Common Stocks
(cost $1,044,430,582)		1,305,374,883

CONVERTIBLE PREFERRED SECURITIES - 2.6%
Advertising Services - 0.1%

Nanigans, Inc., Series B†(1)(2)(3)	126,818	733,008

Applications Software - 0.2%

Magic Leap, Inc., Series C†(1)(2)(3)	93,690	2,529,630

Computer Software - 0.3%

Zuora, Inc., Series F†(1)(2)(3)	366,060	4,722,174

E-Commerce/Products - 0.2%

One Kings Lane Inc. Escrow†(1)(2)(3)	291,563	52,481
The Honest Co., Inc., Series C†(1)(2)(3)	97,634	2,979,790

		3,032,271

E-Commerce/Services - 1.6%

Airbnb, Inc., Series E†(1)(2)(3)	46,491	5,068,294
Uber Technologies, Inc., Series D†(1)(2)(3)	462,320	16,064,950

		21,133,244

Web Portals/ISP - 0.2%

Pinterest, Inc., Series G†(1)(2)(3)	390,940	2,486,378

Total Convertible Preferred Securities
(cost $23,345,410)		34,636,705

Total Long-Term Investment Securities
(cost $1,067,775,992)		1,340,011,588

TOTAL INVESTMENTS
(cost $1,067,775,992)	100.8%	1,340,011,588
Liabilities in excess of other assets	(0.8)	(10,515,345)

NET ASSETS	100.0%	$1,329,496,243

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
DocuSign, Inc. CVR	08/12/2016	55,398	$0	$0	$0	0.00%
DraftKings, Inc.	07/16/2015	640,163	2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	5,419,738	1,913,157	1.33	0.14

Dropbox, Inc., Class A	05/01/2012	98,618	1,339,000	2,927,722	29.69	0.22
The Honest Co., Inc.	08/20/2014	41,843	1,132,159	739,784	17.68	0.06
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	5,068,294	109.02	0.38
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	2,979,790	30.52	0.22
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,529,630	27.00	0.19
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	733,008	5.78	0.06
One Kings Lane, Inc., Escrow	01/28/2014	291,563	72,891	52,481	0.18	0.00
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,486,378	6.36	0.19
Uber Technologies, Inc., Series D	06/05/2014	462,320	7,171,993	16,064,950	34.75	1.21
Zuora, Inc., Series F	01/15/2015	366,060	2,781,544	4,722,174	12.90	0.36

				$40,217,368		3.03%

(3)	Illiquid security. At March 31, 2018, the aggregate value of these securities was $40,217,368 representing 3.0% of net assets.

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$85,150,145	$2,927,722	$—	$88,077,867
E-Commerce/Products	78,009,331	—	739,784	78,749,115
Electronic Forms	40,081,760	—	0	40,081,760
Entertainment Software	—	—	1,913,157	1,913,157
Other Industries	1,096,552,984	—	—	1,096,552,984
Convertible Preferred Securities	—	—	34,636,705	34,636,705

Total Investments at Value	$1,299,794,220	$2,927,722	$37,289,646	$1,340,011,588

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2017	$5,250,275	$38,756,537
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	272,507	2,409,664
Realized Loss	—	—
Change in unrealized appreciation(1)	—	838,997
Change in unrealized depreciation(1)	(782,675)	(2,825,971)
Net Purchases	—	—
Net Sales	(2,087,166)	(4,542,522)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/2018	$2,652,941	$34,636,705

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2018 includes:

Common Stocks	Convertible Preferred Securities
$(129,462)	$663,197

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2018

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 03/31/2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,913,157	Market Approach	2019 Estimated Revenue Multiple*	2.71x
			Discount for Lack of Marketability	10.0%

	$739,784	Market Approach with Option Pricing Method (“OPM”)	Valuation Based on Series E Offering*	$22.10
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.62%

	$0	Income Approach	Potential Future Cash Flows*	$0.00

Convertible Preferred Securities	$2,529,630	Market Approach	Market Transaction Price*	$27.00

	$16,064,950	Market Approach	Primary Market Transaction Price*	$48.7722
			Secondary Market Transactions*	$34.3971
			Tender Price*	$32.9700

	$5,068,294	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.3x
			2020 Estimated Gross Profit Multiple*	7.3x
			Discount for Lack of Marketability	10.0%

	$4,722,174	Market Approach	2018 Revenue Multiple*	7.0x
			Discount for Lack of Marketability	10.0%

	$2,979,790	Market Approach with Option Pricing Method (“OPM”)	Valuation Based on Series E Offering*	$22.10
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.62%

	$733,008	Market Approach with Option Pricing Method (“OPM”)	Last Twelve Months Revenue Multiple*	0.94x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	56.9%
			Term to liquidity event in years	3.00
			Risk-free rate	2.41%

	$2,486,378	Market Approach with Option Pricing Method (“OPM”)	2019 Estimated Revenue Multiple*	5.5x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	38.0%
			Term to liquidity event in years	2.76
			Risk-free rate	2.38%

	$52,481	Income Approach	Future Cash Flows*	$0.18
			Discount for Potential Claims	50.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 97.6%
Diamonds/Precious Stones - 0.3%
Lucara Diamond Corp.	186,370	$290,762

Diversified Minerals - 7.8%
Anglo American PLC	108,426	2,533,062
BHP Billiton PLC	286,913	5,659,661

		8,192,723

Gold Mining - 4.2%
Agnico Eagle Mines, Ltd.	22,175	932,887
Barrick Gold Corp.	86,043	1,071,235
Barrick Gold Corp.	28,974	360,952
Kinross Gold Corp.†	258,667	1,021,939
Newcrest Mining, Ltd.	64,249	965,902

		4,352,915

Metal-Aluminum - 1.3%
Alcoa Corp.†	15,884	714,145
Norsk Hydro ASA	106,359	627,198

		1,341,343

Metal-Copper - 2.8%
First Quantum Minerals, Ltd.	97,029	1,362,405
KAZ Minerals PLC†	78,999	953,025
Southern Copper Corp.	11,536	625,021

		2,940,451

Metal-Diversified - 8.8%
Glencore PLC	722,018	3,592,620
MMC Norilsk Nickel PJSC ADR	42,100	787,270
Rio Tinto PLC	95,608	4,854,194

		9,234,084

Metal-Iron - 2.0%
Vale SA ADR	167,317	2,128,272

Non-Ferrous Metals - 0.2%
Korea Zinc Co., Ltd.	577	259,295

Oil Companies-Exploration & Production - 19.1%
Cabot Oil & Gas Corp.	44,635	1,070,347
Canadian Natural Resources, Ltd.	50,353	1,582,875
CNOOC, Ltd.	702,620	1,036,872
Concho Resources, Inc.†	9,341	1,404,233
Devon Energy Corp.	27,462	873,017
Diamondback Energy, Inc.†	13,537	1,712,701
Encana Corp.	67,464	742,007
EOG Resources, Inc.	26,138	2,751,547
Hess Corp.	16,442	832,294
Lundin Petroleum AB†	87,545	2,212,537
Newfield Exploration Co.†	58,745	1,434,553
Noble Energy, Inc.	39,122	1,185,397
Occidental Petroleum Corp.	44,538	2,893,188
Pioneer Natural Resources Co.	1,435	246,504

		19,978,072

Oil Companies-Integrated - 31.5%
BP PLC	432,684	2,913,476
Chevron Corp.	25,572	2,916,231
Eni SpA	89,299	1,574,156
Exxon Mobil Corp.	74,129	5,530,765
Galp Energia SGPS SA	128,965	2,432,583
Petroleo Brasileiro SA ADR†	70,843	1,001,720
Royal Dutch Shell PLC, Class A	242,619	7,613,320
Statoil ASA	46,700	1,106,048
Suncor Energy, Inc.	97,987	3,383,740
TOTAL SA	79,254	4,504,293

		32,976,332

Oil Refining & Marketing - 5.6%
Andeavor	9,620	967,387
Marathon Petroleum Corp.	17,859	1,305,672
Phillips 66	18,834	1,806,557
Valero Energy Corp.	18,796	1,743,705

		5,823,321

Oil-Field Services - 2.7%
Halliburton Co.	39,285	1,844,038
NCS Multistage Holdings, Inc.†	12,866	192,990
ProPetro Holding Corp.†	27,382	435,100
Schlumberger, Ltd.	1,500	97,170
Trican Well Service, Ltd.†	96,895	225,626

		2,794,924

Pipelines - 4.3%
Cheniere Energy, Inc.†	12,822	685,336
Kinder Morgan, Inc.	70,685	1,064,516
Plains GP Holdings LP, Class A	23,475	510,581
Targa Resources Corp.	11,082	487,608
TransCanada Corp.	41,280	1,707,144

		4,455,185

Steel Pipe & Tube - 0.6%
Tenaris SA	37,100	618,097

Steel-Producers - 6.4%
ArcelorMittal†	62,426	1,985,771
BlueScope Steel, Ltd.	82,493	970,071
Gerdau SA (Preference Shares)	89,900	422,072
Nippon Steel & Sumitomo Metal Corp.	54,370	1,193,887
Reliance Steel & Aluminum Co.	9,241	792,323
Steel Dynamics, Inc.	30,947	1,368,476

		6,732,600

Total Common Stocks (cost $96,949,782)		102,118,376

EQUITY CERTIFICATES - 0.4%
Non-Ferrous Metals - 0.4%
Merrill Lynch - Korea Zinc Co., Ltd.†(1) (cost $409,146)	839	379,396

Total Long-Term Investment Securities (cost $97,358,928)		102,497,772

REPURCHASE AGREEMENTS - 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$110,000	110,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	60,000	60,000
BNP Paribas SA Joint Repurchase Agreement(2)	105,000	105,000
Deutsche Bank AG Joint Repurchase Agreement(2)	80,000	80,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	40,000	40,000

Total Repurchase Agreements (cost $395,000)		395,000

TOTAL INVESTMENTS (cost $97,753,928)	98.4%	102,892,772
Other assets less liabilities	1.6	1,704,148

NET ASSETS	100.0%	$104,596,920

†	Non-income producing security
(1)	Illiquid security. At March 31, 2018, the aggregate value of these securities was $379,396 representing 0.4% of net assets.
(2)	See Note 2 for details of Joint Repurchase Agreements.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$58,569,359	$43,549,017	**	$—	$102,118,376
Equity Certificates	—	379,396		—	379,396
Repurchase Agreements	—	395,000		—	395,000

Total Investments at Value	$58,569,359	$44,323,413		$—	$102,892,772

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,875,254 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
EXCHANGE-TRADED FUNDS - 98.0%
Global X MLP ETF	168,031	$1,426,583
iShares 0-5 Year High Yield Corporate Bond ETF	76,932	3,599,648
iShares 1-3 Year Credit Bond ETF	44,839	4,654,288
iShares 10+ Year Credit Bond ETF	44,605	2,689,682
iShares CMBS ETF	22,646	1,140,453
iShares Core Dividend Growth ETF	16,714	566,605
iShares Core High Dividend ETF	18,091	1,528,328
iShares Emerging Markets Dividend ETF	17,468	757,587
iShares Floating Rate Bond ETF	33,421	1,702,132
iShares iBoxx $ High Yield Corporate Bond ETF	106,194	9,094,454
iShares Intermediate Credit Bond ETF	14,172	1,519,805
iShares International Developed Real Estate ETF	19,236	571,886
iShares International Select Dividend ETF	40,037	1,321,621
iShares MSCI Eurozone ETF	56,824	2,463,320
iShares U.S. Real Estate ETF	7,685	579,987
iShares US Preferred Stock ETF	101,037	3,794,950
Total Long-Term Investment Securities

(cost $37,871,273)		37,411,329

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Time Deposits - 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 04/02/2018 (cost $661,000)	$661,000	661,000

TOTAL INVESTMENTS
(cost $38,532,273)	99.7%	38,072,329
Other assets less liabilities	0.3	114,510

NET ASSETS	100.0%	$38,186,839

ETF – Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
15	Short	Euro Currency Futures	June 2018	$2,325,240	$2,317,219	$8,021
3	Short	U.S Treasury 10 YR Notes	June 2018	359,484	363,422	(3,938)
5	Long	U.S. 10 YR Ultra Bonds	June 2018	637,269	649,297	12,028
2	Short	U.S. Long Bond	June 2018	284,594	293,250	(8,656)
6	Short	U.S. Treasury 2 YR Notes	June 2018	1,274,936	1,275,656	(720)
5	Short	U.S. Treasury 5 YR Notes	June 2018	569,548	572,304	(2,756)
5	Short	U.S. Ultra Bonds	June 2018	769,197	802,344	(33,147)

						$(29,168)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$37,411,329	$—	$—	$37,411,329
Short-Term Investment Securities	—	661,000	—	661,000

Total Investments at Value	$37,411,329	$661,000	$—	$38,072,329

Other Financial Instruments:+
Futures Contracts	$20,049	$—	$—	$20,049

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$49,217	$—	$—	$49,217

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS - March 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount(2)	Value (Note 1)
COMMON STOCKS - 62.5%
Aerospace/Defense - 0.3%

General Dynamics Corp.	533	$117,740

Aerospace/Defense-Equipment - 1.9%

Airbus SE	3,579	414,104
Safran SA	2,760	292,480

		706,584

Airlines - 0.5%

JetBlue Airways Corp.†	6,602	134,152
Spirit Airlines, Inc.†	1,619	61,166

		195,318

Apparel Manufacturers - 0.2%

Under Armour, Inc., Class A†	5,388	88,094

Applications Software - 1.4%

salesforce.com, Inc.†	2,026	235,624
ServiceNow, Inc.†	1,638	271,007

		506,631

Athletic Footwear - 0.7%

NIKE, Inc., Class B	3,933	261,309

Audio/Video Products - 0.8%

Sony Corp.	5,999	290,126

Auto-Cars/Light Trucks - 1.3%

Ferrari NV	1,130	136,110
Fiat Chrysler Automobiles NV†	10,964	224,805
General Motors Co.	3,078	111,854

		472,769

Auto/Truck Parts & Equipment-Original - 1.7%

Aptiv PLC	2,051	174,274
Delphi Technologies PLC	2,959	140,996
Magna International, Inc.	2,190	123,358
Valeo SA	3,129	206,919

		645,547

Banks-Commercial - 1.7%

Banca Generali SpA	2,698	87,136
China Merchants Bank Co., Ltd.	11,000	45,631
FinecoBank Banca Fineco SpA	6,439	77,569
First Republic Bank	1,473	136,415
HDFC Bank, Ltd. ADR	734	72,497
ICICI Bank, Ltd. ADR	23,411	207,187

		626,435

Banks-Fiduciary - 0.7%

Northern Trust Corp.	2,379	245,346

Banks-Super Regional - 0.6%

Capital One Financial Corp.	1,338	128,207
SunTrust Banks, Inc.	1,525	103,761

		231,968

Building & Construction Products-Misc. - 0.6%

Fortune Brands Home & Security, Inc.	3,690	217,304

Casino Hotels - 0.6%

MGM Resorts International	6,430	225,179

Chemicals-Diversified - 0.6%

PPG Industries, Inc.	2,094	233,690

Commercial Services-Finance - 1.6%

FleetCor Technologies, Inc.†	1,079	218,497
Global Payments, Inc.	1,653	184,343
IHS Markit, Ltd.†	4,128	199,135

		601,975

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A	2,827	227,574

Computer Software - 0.4%

Splunk, Inc.†	1,423	140,009

Computers - 1.7%

Apple, Inc.	3,731	625,987

Containers-Metal/Glass - 0.6%

Ball Corp.	5,471	217,253

Cosmetics & Toiletries - 0.4%

Coty, Inc., Class A	7,473	136,756

Diagnostic Equipment - 1.8%

Danaher Corp.	4,270	418,076
Thermo Fisher Scientific, Inc.	1,216	251,055

		669,131

Diversified Banking Institutions - 4.6%

Bank of America Corp.	19,537	585,915
Citigroup, Inc.	1,739	117,382
Sumitomo Mitsui Financial Group, Inc.	7,858	329,223
UBS Group AG	28,085	494,526
UniCredit SpA†	8,071	169,347

		1,696,393

Diversified Minerals - 0.4%

Anglo American PLC	6,116	142,883

E-Commerce/Products - 2.0%

Alibaba Group Holding, Ltd. ADR†	2,134	391,674
Amazon.com, Inc.†	252	364,730

		756,404

E-Commerce/Services - 1.4%

Booking Holdings, Inc.†	131	272,531
Ctrip.com International, Ltd. ADR†	1,360	63,403
Expedia, Inc.	1,288	142,208
TripAdvisor, Inc.†	1,232	50,377

		528,519

Electric-Integrated - 1.4%

Edison International	3,673	233,823
Iberdrola SA	41,012	301,652

		535,475

Electronic Components-Misc. - 0.8%

Flex, Ltd.†	19,156	312,817

Electronic Components-Semiconductors - 3.5%

ams AG	1,300	136,093
Broadcom, Ltd.	1,527	359,838
Micron Technology, Inc.†	4,130	215,338
NVIDIA Corp.	647	149,839
Samsung Electronics Co., Ltd.	135	311,694
Skyworks Solutions, Inc.	1,177	118,006

		1,290,808

Enterprise Software/Service - 1.1%

Atlassian Corp. PLC, Class A†	1,948	105,036
Guidewire Software, Inc.†	1,068	86,327
Ultimate Software Group, Inc.†	379	92,362

Workday, Inc., Class A†	980	124,568

		408,293

Entertainment Software - 0.7%

Activision Blizzard, Inc.	1,817	122,575
Electronic Arts, Inc.†	660	80,019
NetEase, Inc. ADR	247	69,256

		271,850

Finance-Credit Card - 1.0%

Pagseguro Digital, Ltd., Class A†	1,826	69,972
Visa, Inc., Class A	2,518	301,203

		371,175

Finance-Leasing Companies - 0.4%

Air Lease Corp.	3,802	162,041

Finance-Other Services - 0.8%

Intercontinental Exchange, Inc.	4,127	299,290

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.	2,007	72,653

Food-Catering - 0.5%

Aramark	4,924	194,793

Food-Flour & Grain - 0.5%

Post Holdings, Inc.†	2,226	168,642

Food-Misc./Diversified - 1.1%

Nestle SA	5,345	423,144

Food-Retail - 0.3%

Seven & i Holdings Co., Ltd.	2,430	104,229

Hotels/Motels - 0.4%

Marriott International, Inc., Class A	1,146	155,833

Insurance-Multi-line - 0.8%

Ping An Insurance Group Co. of China, Ltd.	28,000	288,108

Insurance-Property/Casualty - 0.8%

Tokio Marine Holdings, Inc.	6,680	297,259

Internet Application Software - 0.7%

Tencent Holdings, Ltd.	4,670	248,590

Internet Content-Entertainment - 1.4%

Facebook, Inc., Class A†	1,635	261,256
Netflix, Inc.†	942	278,220

		539,476

Investment Management/Advisor Services - 0.9%

BlackRock, Inc.	590	319,615

Machinery-Construction & Mining - 0.2%

Komatsu, Ltd.	2,100	70,003

Medical Products - 1.0%

Abbott Laboratories	3,398	203,608
Hologic, Inc.†	4,098	153,101

		356,709

Medical-Biomedical/Gene - 0.1%

Bluebird Bio, Inc.†	270	46,103

Medical-Drugs - 0.8%

Bristol-Myers Squibb Co.	4,915	310,874

Medical-Generic Drugs - 0.3%

Mylan NV†	2,499	102,884

Medical-HMO - 1.0%

UnitedHealth Group, Inc.	1,810	387,340

Metal-Diversified - 1.0%

Glencore PLC	76,839	382,336

Oil Companies-Exploration & Production - 1.5%

Concho Resources, Inc.†	463	69,603
Diamondback Energy, Inc.†	946	119,688
EOG Resources, Inc.	3,568	375,603

		564,894

Oil Companies-Integrated - 0.6%

Petroleo Brasileiro SA ADR†	16,743	236,746

Photo Equipment & Supplies - 0.4%

Sunny Optical Technology Group Co., Ltd.	8,900	167,917

Pipelines - 0.1%

Kinder Morgan, Inc.	3,650	54,969

Real Estate Investment Trusts - 0.6%

Public Storage	1,091	218,626

Real Estate Management/Services - 0.4%

CBRE Group, Inc., Class A†	685	32,346
Vonovia SE	2,007	99,531

		131,877

Rental Auto/Equipment - 0.6%

AerCap Holdings NV†	4,147	210,336

Retail-Apparel/Shoe - 1.0%

Industria de Diseno Textil SA	5,211	163,324
Tapestry, Inc.	3,862	203,180

		366,504

Schools - 0.9%

New Oriental Education & Technology Group, Inc. ADR	3,636	318,695

Semiconductor Components-Integrated Circuits - 1.0%

Taiwan Semiconductor Manufacturing Co., Ltd.	42,520	358,745

Semiconductor Equipment - 0.9%

KLA-Tencor Corp.	1,995	217,475
Teradyne, Inc.	2,656	121,406

		338,881

Steel-Producers - 0.4%

ArcelorMittal†	4,288	136,401

Telephone-Integrated - 0.7%

SoftBank Group Corp.	3,403	254,254

Tobacco - 0.8%

British American Tobacco PLC	5,064	293,971

Transport-Truck - 1.0%

Knight-Swift Transportation Holdings, Inc.	3,887	178,841
Old Dominion Freight Line, Inc.	1,202	176,658

		355,499

Web Portals/ISP - 0.8%

Alphabet, Inc., Class C†	293	302,314

Total Common Stocks (cost $21,274,163)			23,237,893

EXCHANGE-TRADED FUNDS - 0.3%

iShares MSCI Japan ETF (cost $98,406)		2,006	121,724

FOREIGN GOVERNMENT OBLIGATIONS - 18.6%
Sovereign - 18.6%
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	190,000	147,783
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	19,755
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	55,000	47,427
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	60,000	54,077
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	25,000	21,288
Federal Republic of Germany Bonds zero coupon due 10/07/2022	EUR	155,000	192,489
Federal Republic of Germany Bonds 0.25% due 04/13/2018	EUR	25,000	30,766
Federal Republic of Germany Bonds 0.25% due 02/15/2027	EUR	250,000	304,401
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	40,000	64,960
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	15,000	24,671
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	380,000	492,072
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	15,000	30,087
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	51,995
Government of Canada Bonds 3.50% due 12/01/2045	CAD	15,000	14,655
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	15,329
Government of Canada Bonds 5.75% due 06/01/2033	CAD	10,000	11,338
Government of Finland Notes 0.50% due 09/15/2027*	EUR	15,000	18,290
Government of Finland Senior Notes 1.63% due 09/15/2022*	EUR	15,000	19,890
Government of France Bonds zero coupon due 02/25/2020	EUR	115,000	142,854
Government of France Bonds zero coupon due 05/25/2020	EUR	45,000	55,940
Government of France Bonds zero coupon due 05/25/2021	EUR	50,000	62,141
Government of France Bonds zero coupon due 03/25/2023	EUR	185,000	227,523
Government of France Bonds 0.75% due 05/25/2028	EUR	230,000	283,908
Government of France Bonds 1.25% due 05/25/2036*	EUR	50,000	61,817
Government of France Bonds 2.00% due 05/25/2048*	EUR	20,000	27,180
Government of France Bonds 3.25% due 05/25/2045	EUR	55,000	94,510
Government of France Bonds 5.75% due 10/25/2032	EUR	25,000	50,759
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	13,250,000	125,025
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	35,000,000	330,609
Government of Japan Senior Notes 0.10% due 03/20/2027	JPY	25,500,000	241,834
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	33,300,000	299,846
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	25,000,000	240,900
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	4,100,000	34,464
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	21,695
Government of Japan Senior Notes 0.80% due 09/20/2047	JPY	13,650,000	130,435
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	23,450,000	229,806
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	2,050,000	20,085

Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	17,550,000	199,826
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	64,267
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	1,200,000	14,499
Government of Japan Senior Notes 2.10% due 03/20/2027	JPY	1,250,000	13,950
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	7,000,000	80,422
Government of Malaysia Senior Notes 3.42% due 08/15/2022	MYR	75,000	19,168
Government of Malaysia Senior Notes 4.13% due 04/15/2032	MYR	50,000	12,548
Government of Netherlands Bonds 0.75% due 07/15/2027*	EUR	30,000	37,679
Government of Netherlands Bonds 1.75% due 07/15/2023*	EUR	45,000	60,579
Government of Netherlands Bonds 2.75% due 01/15/2047*	EUR	10,000	17,116
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	25,000	30,926
Kingdom of Belgium Bonds 0.80% due 06/22/2025*	EUR	10,000	12,678
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	40,000	49,927
Kingdom of Belgium Senior Notes 0.80% due 06/22/2028*	EUR	10,000	12,350
Kingdom of Belgium Senior Notes 1.90% due 06/22/2038*	EUR	15,000	20,359
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	7,843
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	25,000	33,985
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	15,000	27,892
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	130,000	23,846
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	56,000	15,491
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	12,500	23,470
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	135,000	17,645
Kingdom of Spain Bonds 0.05% due 01/31/2021	EUR	75,000	93,008
Kingdom of Spain Bonds 0.45% due 10/31/2022	EUR	30,000	37,534
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	85,000	107,961
Kingdom of Spain Senior Bonds 1.95% due 04/30/2026*	EUR	45,000	60,088
Kingdom of Spain Bonds 2.35% due 07/30/2033*	EUR	30,000	40,303
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	20,000	28,396
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	18,501
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	15,000	28,210
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	15,116
Kingdom of Sweden Bonds 0.75% due 05/12/2028	SEK	40,000	4,820
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	80,000	9,982
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	225,000	30,901
Republic of Austria Senior Notes zero coupon due 07/15/2023*	EUR	15,000	18,382
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	5,000	6,270
Republic of Austria Senior Notes 3.15% due 06/20/2044*	EUR	15,000	26,118
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	42,643
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	10,000	18,696

Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,615
Republic of Ireland Bonds 0.90% due 05/15/2028	EUR	5,000	6,148
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	20,000	25,325
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	5,000	6,622
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	7,299
Republic of Italy Bonds 0.20% due 10/15/2020	EUR	105,000	130,193
Republic of Italy Bonds 0.35% due 06/15/2020	EUR	40,000	49,814
Republic of Italy Bonds 0.95% due 03/15/2023	EUR	160,000	199,785
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	70,000	88,803
Republic of Italy Bonds 3.45% due 03/01/2048*	EUR	5,000	6,907
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	35,000	49,639
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	10,000	16,803
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	75,000	128,041
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	58,630
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	40,000	11,247
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	65,000	21,814
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	40,000	33,442
Swiss Confederation Bonds 4.00% due 04/08/2028	CHF	5,000	7,294
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	30,000	42,818
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	40,000	57,949
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	8,000	15,021
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	80,000	154,602
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	27,000	58,932
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	5,000	9,832
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	5,000	11,024
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	30,000	45,306
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	314,000	18,868
United Mexican States Bonds 10.00% due 11/20/2036	MXN	149,600	10,218

Total Foreign Government Obligations (cost $6,614,247)			6,904,990

U.S. GOVERNMENT TREASURIES - 7.8%
United States Treasury Bonds - 1.7%

2.50% due 05/15/2046		110,000	100,031
3.00% due 11/15/2045		350,000	351,969
5.00% due 05/15/2037		135,000	177,942

			629,942

United States Treasury Notes - 6.1%

1.25% due 01/31/2019		275,000	273,088
1.38% due 04/30/2020		585,000	573,780
1.38% due 08/31/2023		300,000	281,543
1.63% due 12/31/2019		95,000	93,961
2.00% due 11/30/2020		55,000	54,474
2.00% due 11/30/2022		290,000	283,078
2.00% due 11/15/2026		135,000	127,322
2.13% due 08/15/2021		60,000	59,348
2.25% due 07/31/2021		400,000	397,484
2.25% due 11/15/2027		150,000	143,684

			2,287,762

Total U.S. Government Treasuries (cost $2,956,889)			2,917,704

Total Long-Term Investment Securities (cost $30,943,705)			33,182,311

REPURCHASE AGREEMENTS - 16.6%
Bank of America Securities LLC Joint Repurchase Agreement(1)		1,660,000	1,660,000

BNP Paribas SA Joint Repurchase Agreement(1)	1,645,000	1,645,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	965,000	965,000
Deutsche Bank AG Joint Repurchase Agreement(1)	1,280,000	1,280,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	635,000	635,000

Total Repurchase Agreements (cost $6,185,000)		6,185,000

TOTAL INVESTMENTS (cost $37,128,705)	105.8%	39,367,311
Liabilities in excess of other assets	(5.8)	(2,168,687)

NET ASSETS	100.0%	$37,198,624

#	Effective May 1, 2018 SA Wellington Multi-Asset Income Portfolio changed its name to SA Wellington Strategic Multi-Asset Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $942,382 representing 2.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

ETF - Exchanged Traded Fund

Currency Legend

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Currency

GBP - British Sterling Pound

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	MSCI EAFE Index	June 2018	295,885	300,090	4,205
2	Long	S&P 500 E-Mini Index	June 2018	264,675	264,300	(375)
9	Long	U.S. Treasury 10 Year Notes	June 2018	1,083,266	1,090,266	7,000

						$10,830

*	Notional basis refers to the Contractual amount agreed upon at inception of the open contract. Notional Value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	USD	66,656	EUR	54,000	04/05/2018	$—	$(207)

Bank of America, N.A.	BRL	464,000	USD	139,599	04/03/2018	—	(945)
	CNY	1,560,000	USD	246,101	04/04/2018	—	(1,973)
	CNY	1,560,000	USD	247,698	05/02/2018	—	(540)
	GBP	7,000	USD	9,711	04/05/2018	—	(110)
	INR	1,620,000	USD	24,988	04/05/2018	143	—
	KRW	68,720,000	USD	64,104	04/05/2018	—	(431)
	TWD	2,371,000	USD	81,380	04/03/2018	61	—
	TWD	2,371,000	USD	81,928	05/02/2018	237	—
	USD	143,177	BRL	464,000	04/03/2018	—	(2,632)
	USD	81,590	TWD	2,371,000	04/03/2018	—	(271)
	USD	248,013	CNY	1,560,000	04/04/2018	61	—
	USD	24,748	INR	1,620,000	04/05/2018	98	—
	USD	24,894	INR	1,620,000	05/02/2018	—	(72)
	USD	64,131	KRW	68,720,000	05/02/2018	599	—

						1,199	(6,974)

Bank of Montreal	CAD	528,000	USD	410,831	04/05/2018	980	—
	CAD	123,000	USD	95,752	05/02/2018	225	—
	NZD	166,000	USD	119,684	04/05/2018	—	(284)
	USD	95,705	CAD	123,000	04/05/2018	—	(228)
	USD	411,032	CAD	528,000	05/02/2018	—	(964)

						1,205	(1,476)

Barclays Bank PLC	CAD	11,000	USD	8,464	04/05/2018	—	(75)
	EUR	10,000	USD	12,346	04/05/2018	40	—
	EUR	4,000	USD	4,935	05/02/2018	3	—
	GBP	261,000	USD	368,854	04/05/2018	2,656	—
	GBP	589,000	USD	833,906	05/02/2018	6,555	—
	JPY	525,000	USD	5,020	04/05/2018	85	—
	MXN	1,857,000	USD	100,419	04/05/2018	—	(1,695)
	MXN	477,000	USD	25,845	05/02/2018	—	(276)
	NOK	38,000	USD	4,923	04/05/2018	76	—
	NZD	24,000	USD	17,428	04/05/2018	83	—
	PLN	308,000	USD	90,104	04/05/2018	129	—
	USD	10,804	AUD	14,000	04/05/2018	—	(52)
	USD	1,533	CAD	2,000	04/05/2018	19	—
	USD	14,810	EUR	12,000	04/05/2018	—	(43)
	USD	832,964	GBP	589,000	04/05/2018	—	(6,562)
	USD	99,255	MXN	1,857,000	04/05/2018	2,859	—
	USD	6,264	NOK	49,000	04/05/2018	—	(13)
	USD	12,334	NZD	17,000	04/05/2018	—	(48)
	USD	353,950	GBP	250,000	05/02/2018	—	(2,782)
	USD	74,772	MXN	1,380,000	05/02/2018	799	—
	USD	4,831	NOK	38,000	05/02/2018	21	—

						13,325	(11,546)

BNP Paribas SA	GBP	7,000	USD	9,709	04/05/2018	—	(113)

Canadian Imperial Bank of Commerce	EUR	40,000	USD	49,292	05/02/2018	—	(24)
	GBP	10,000	USD	14,045	05/02/2018	—	(2)

						—	(26)

Citibank N.A.	AUD	6,000	USD	4,683	04/05/2018	75	—
	EUR	982,000	USD	1,205,458	04/05/2018	—	(2,928)
	GBP	18,000	USD	24,951	04/05/2018	—	(304)
	NOK	167,000	USD	21,437	04/05/2018	132	—
	NZD	7,000	USD	5,138	04/05/2018	79	—
	SEK	24,000	USD	2,948	04/05/2018	74	—
	SEK	41,000	USD	4,923	05/02/2018	3	—
	SGD	85,000	USD	64,970	04/05/2018	138	—
	SGD	46,000	USD	35,181	05/02/2018	75	—
	USD	41,777	EUR	34,000	04/05/2018	61	—
	USD	8,314	GBP	6,000	04/05/2018	104	—
	USD	82,304	NOK	646,000	04/05/2018	109	—
	USD	25,381	NZD	35,000	04/05/2018	—	(86)
	USD	3,997	SEK	33,000	04/05/2018	—	(44)
	USD	35,160	SGD	46,000	04/05/2018	—	(75)
	USD	87,629	ZAR	1,035,000	04/05/2018	—	(217)
	USD	65,009	SGD	85,000	05/02/2018	—	(138)
	USD	88,395	ZAR	1,035,000	05/02/2018	—	(1,319)
	ZAR	1,035,000	USD	88,727	04/05/2018	1,315	—

						2,165	(5,111)

Credit Suisse International	CHF	339,000	USD	360,357	04/05/2018	5,727	—

Goldman Sachs International	AUD	13,000	USD	10,014	04/05/2018	30	—
	BRL	464,000	USD	140,696	04/03/2018	151	—
	DKK	710,000	USD	118,884	04/05/2018	1,687	—
	DKK	262,000	USD	43,959	05/02/2018	628	—
	EUR	33,000	USD	40,419	04/05/2018	—	(188)
	GBP	553,000	USD	764,300	04/05/2018	—	(11,592)
	MYR	324,000	USD	82,845	04/05/2018	—	(963)
	MYR	124,000	USD	31,784	05/02/2018	—	(292)
	RUB	1,486,000	USD	25,977	04/05/2018	45	—
	TWD	2,371,000	USD	81,065	04/03/2018	—	(253)
	USD	139,599	BRL	464,000	04/03/2018	945	—
	USD	81,380	TWD	2,371,000	04/03/2018	—	(61)
	USD	43,870	DKK	262,000	04/05/2018	—	(623)
	USD	359,325	GBP	260,000	04/05/2018	5,470	—
	USD	63,545	KRW	68,720,000	04/05/2018	990	—
	USD	82,680	MYR	324,000	04/05/2018	1,128	—
	USD	40,409	NZD	56,000	04/05/2018	62	—
	USD	26,306	RUB	1,486,000	04/05/2018	—	(373)
	USD	119,127	DKK	710,000	05/02/2018	—	(1,701)
	USD	51,265	MYR	200,000	05/02/2018	471	—
	USD	140,296	BRL	464,000	05/03/2018	—	(91)
	USD	25,892	RUB	1,486,000	05/03/2018	—	(57)

						11,607	(16,194)

HSBC Bank USA	EUR	45,000	USD	55,455	04/05/2018	81	—
	EUR	1,587,000	USD	1,959,472	05/02/2018	2,855	—
	GBP	107,000	USD	147,875	04/05/2018	—	(2,253)
	ILS	115,000	USD	32,985	04/05/2018	195	—
	JPY	5,250,000	USD	49,395	04/05/2018	49	—
	NZD	7,000	USD	5,052	04/05/2018	—	(7)
	USD	5,410	AUD	7,000	04/05/2018	—	(33)
	USD	9,259	CAD	12,000	04/05/2018	56	—
	USD	1,997,546	EUR	1,621,000	04/05/2018	—	(2,848)
	USD	11,023	GBP	8,000	04/05/2018	202	—
	USD	55,561	EUR	45,000	05/02/2018	—	(80)
	USD	50,625	GBP	36,000	05/02/2018	—	(57)
	USD	33,037	ILS	115,000	05/02/2018	—	(194)

						3,438	(5,472)

JPMorgan Chase Bank N.A	AUD	31,000	USD	24,128	04/05/2018	319	—
	AUD	28,000	USD	21,488	05/02/2018	—	(18)
	CAD	23,000	USD	17,807	04/05/2018	—	(47)
	CAD	6,000	USD	4,656	05/02/2018	—	(4)
	EUR	76,000	USD	93,721	04/05/2018	200	—
	EUR	20,000	USD	24,882	05/02/2018	224	—
	GBP	68,000	USD	94,317	04/05/2018	—	(1,092)
	GBP	11,000	USD	15,532	05/02/2018	80	—
	JPY	8,513,000	USD	80,032	04/05/2018	16	—
	NOK	195,000	USD	25,075	04/05/2018	198	—
	NZD	69,000	USD	50,231	04/05/2018	364	—
	PLN	308,000	USD	91,178	05/02/2018	1,165	—
	SEK	80,000	USD	9,747	04/05/2018	166	—
	SGD	46,000	USD	34,786	04/05/2018	—	(299)
	USD	13,940	AUD	18,000	04/05/2018	—	(115)
	USD	23,125	CAD	30,000	04/05/2018	162	—
	USD	15,822	CHF	15,000	04/05/2018	—	(130)
	USD	82,161	EUR	67,000	04/05/2018	285	—
	USD	94,564	GBP	68,000	04/05/2018	844	—
	USD	29,971	NOK	235,000	04/05/2018	9	—
	USD	40,492	NZD	56,000	04/05/2018	—	(20)
	USD	91,130	PLN	308,000	04/05/2018	—	(1,154)
	USD	66,258	SEK	546,000	04/05/2018	—	(863)
	USD	64,278	SGD	85,000	04/05/2018	553	—
	USD	8,646	EUR	7,000	05/02/2018	—	(15)
	USD	122,249	GBP	87,000	05/02/2018	—	(42)
	USD	15,311	JPY	1,613,000	05/02/2018	—	(128)
	USD	16,868	NOK	132,000	05/02/2018	—	(14)

						4,585	(3,941)

Morgan Stanley and Co. International PLC	CHF	15,000	USD	15,873	04/05/2018	182	—
	CHF	339,000	USD	359,522	05/02/2018	4,108	—
	DKK	262,000	USD	43,106	04/05/2018	—	(142)
	EUR	1,371,000	USD	1,679,055	04/05/2018	—	(8,009)
	EUR	1,065,000	USD	1,325,631	05/02/2018	12,589	—
	HKD	217,000	USD	27,654	04/04/2018	4	—
	JPY	217,515,000	USD	2,037,549	04/05/2018	—	(6,926)
	NOK	619,000	USD	80,594	04/05/2018	1,625	—
	NOK	89,000	USD	11,597	05/02/2018	234	—
	NZD	109,000	USD	79,214	05/02/2018	445	—
	SEK	4,517,000	USD	551,594	04/05/2018	10,585	—
	SEK	388,000	USD	47,475	05/02/2018	913	—
	USD	27,750	HKD	217,000	04/04/2018	—	(100)
	USD	358,734	CHF	339,000	04/05/2018	—	(4,104)
	USD	116,813	DKK	710,000	04/05/2018	384	—
	USD	1,351,110	EUR	1,088,000	04/05/2018	—	(12,287)
	USD	427,757	JPY	45,664,000	04/05/2018	1,449	—
	USD	11,588	NOK	89,000	04/05/2018	—	(234)
	USD	79,226	NZD	109,000	04/05/2018	—	(452)
	USD	47,381	SEK	388,000	04/05/2018	—	(909)
	USD	15,908	CHF	15,000	05/02/2018	—	(182)
	USD	37,348	EUR	30,000	05/02/2018	—	(361)
	USD	27,684	HKD	217,000	05/02/2018	—	(6)
	USD	80,661	NOK	619,000	05/02/2018	—	(1,627)
	USD	552,690	SEK	4,517,000	05/02/2018	—	(10,631)

						32,518	(45,970)

National Australia Bank Limited	USD	126,517	GBP	90,000	04/05/2018	—	(242)

Royal Bank of Canada	AUD	475,000	USD	366,463	04/05/2018	1,640	—
	AUD	196,000	USD	151,226	05/02/2018	687	—
	CAD	123,000	USD	95,893	04/05/2018	416	—
	EUR	100,000	USD	123,585	04/05/2018	531	—
	USD	151,214	AUD	196,000	04/05/2018	—	(677)
	USD	403,843	CAD	518,000	04/05/2018	—	(1,754)
	USD	366,491	AUD	475,000	05/02/2018	—	(1,664)

						3,274	(4,095)

State Street Bank and Trust Company	AUD	196,000	USD	153,100	04/05/2018	2,563	—
	EUR	649,000	USD	795,046	04/05/2018	—	(3,571)
	JPY	45,664,000	USD	431,423	04/05/2018	2,216	—
	JPY	231,803,000	USD	2,193,804	05/02/2018	11,778	—
	USD	379,625	AUD	486,000	04/05/2018	—	(6,355)
	USD	24,501	EUR	20,000	04/05/2018	110	—
	USD	2,190,023	JPY	231,803,000	04/05/2018	—	(11,252)
	USD	432,168	JPY	45,664,000	05/02/2018	—	(2,320)

						16,667	(23,498)

Toronto Dominion Bank	EUR	15,000	USD	18,586	04/05/2018	128	—
	EUR	539,000	USD	669,115	05/02/2018	4,580	—
	USD	667,846	EUR	539,000	04/05/2018	—	(4,588)
	USD	33,130	ILS	115,000	04/05/2018	—	(340)
	USD	18,621	EUR	15,000	05/02/2018	—	(127)

						4,708	(5,055)

UBS AG	EUR	154,000	USD	188,518	04/05/2018	—	(985)
	SEK	388,000	USD	47,127	04/05/2018	655	—
	USD	490,944	SEK	4,042,000	04/05/2018	—	(6,826)

						655	(7,811)

Westpac Banking Corporation	AUD	194,000	USD	149,204	05/02/2018	201	—

Net Unrealized Appreciation/(Depreciation)						$101,274	$(137,731)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan

DKK - Danish Krone

EUR - Euro Currency

GBP - British Pound Sterling

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean won

MXN - Mexican Peso

MYR - Myalaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$18,441,717	$4,796,176	**	$—	$23,237,893
Exchange-Traded Funds	121,724	—		—	121,724
Foreign Government Obligations	—	6,904,990		—	6,904,990
U.S. Government Bonds	—	629,942		—	629,942
U.S. Government Treasuries	—	2,287,762		—	2,287,762
Repurchase Agreements	—	6,185,000		—	6,185,000

Total Investments at Value	$18,563,441	$20,803,870		$—	$39,367,311

Other Financial Instruments:+
Futures Contracts	$11,205	$—		$—	$11,205
Forward Foreign Currency Contracts	—	101,274		—	101,274

	$11,205	$101,274		$—	$112,479

LIABILITIES
Other Financial Instruments:+
Futures Contracts	$375	$—		$—	$375
Forward Foreign Currency Contracts	—	137,731		—	137,731

	$375	$137,731		$—	$138,106

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Repesents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,665,403 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2018 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of March 31, 2018 is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

On March 30, 2018, the NYSE was closed for Good Friday; however, certain foreign markets were open. As a result, the Portfolios’ priced securities that traded on the open foreign markets at the closing price of the applicable market and the remaining securities were valued at their applicable closing or fair value prices on March 29, 2018, the last day in the reporting period that the Portfolios were open.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	56.86%	$48,330,000
SA Wellington Growth and Income	0.92	785,000
SA Wellington Growth	0.72	610,000
SA Wellington Natural Resources	0.13	110,000
SA Wellington Strategic Multi-Asset	1.95	1,660,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 29, 2018, bearing interest at a rate of 1.78% per annum, with a principal amount of $85,000,000, a repurchase price of $85,016,811, and a maturity date of April 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	03/15/2021	$86,701,000	$86,703,650

As of March 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	56.84%	$28,420,000
SA Wellington Growth and Income	0.91	455,000
SA Wellington Growth	0.71	355,000
SA Wellington Natural Resources	0.12	60,000
SA Wellington Strategic Multi-Asset	1.93	965,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 29, 2018, bearing interest at a rate of 1.77% per annum, with a principal amount of $50,000,000, a repurchase price of $50,009,833, and a maturity date of April 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2047	$50,496,000	$50,889,334

As of March 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	56.85%	$48,320,000
SA Wellington Growth and Income	0.91	770,000
SA Wellington Growth	0.71	605,000
SA Wellington Natural Resources	0.12	105,000
SA Wellington Strategic Multi-Asset	1.94	1,645,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 29, 2018, bearing interest at a rate of 1.77% per annum, with a principal amount of $85,000,000, a repurchase price of $85,016,717, and a maturity date of April 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$88,167,500	$86,769,979

As of March 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	56.85%	$37,660,000
SA Wellington Growth and Income	0.91	600,000
SA Wellington Growth	0.71	470,000
SA Wellington Natural Resources	0.12	80,000
SA Wellington Strategic Multi-Asset	1.93	1,280,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 29, 2018, bearing interest at a rate of 1.79% per annum, with a principal amount of $66,250,000, a repurchase price of $66,263,176, and a maturity date of April 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	08/15/2019	$66,364,000	$67,896,677

As of March 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	56.85%	$18,760,000
SA Wellington Growth and Income	0.91	300,000
SA Wellington Growth	0.71	235,000
SA Wellington Natural Resources	0.12	40,000
SA Wellington Strategic Multi-Asset	1.92	635,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 29, 2018, bearing interest at a rate of 1.75% per annum, with a principal amount of $33,000,000, a repurchase price of $33,006,417, and a maturity date of April 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	0.00%	03/28/2019	$34,405,000	$33,664,797

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, SA BlackRock Multi-Asset Income, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables present the value of derivatives held as of March 31, 2018, by their primary underlying risk exposure. The derivative contracts held under the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2018, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
SA Wellington Government and Quality Bond	$—	$—	$—	$—	$—
SA BlackRock Multi-Asset Income	1,953	—	—	4,219	6,172
SA Wellington Strategic Multi-Asset	2,109	6,435	101,274	—	109,818

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
SA Wellington Government and Quality Bond	$165,391	$—	$—	$—	$165,391
SA BlackRock Multi-Asset Income	8,719	—	—	—	8,719
SA Wellington Strategic Multi-Asset	—	—	137,731	—	137,731

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$(573,266)
SA BlackRock Multi-Asset Income	(29,168)
SA Wellington Strategic Multi-Asset	10,830

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 29, 2018

BY:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date:	May 29, 2018